UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2015

Item 1:	Report(s) to Shareholders.

2015 LORD ABBETT
ANNUAL REPORT

Lord Abbett

Emerging Markets Corporate Debt Fund

Emerging Markets Currency Fund

Emerging Markets Local Bond Fund

Multi-Asset Global Opportunity Fund

For the fiscal year ended December 31, 2015

Table of Contents

1	A Letter to Shareholders

7	Investment Comparisons

11	Information About Your Fund’s Expenses and Holdings Presented by Sector/Portfolio Allocation

Schedules of Investments:

19	Emerging Markets Corporate Debt Fund

29	Emerging Markets Currency Fund

59	Emerging Markets Local Bond Fund

66	Multi-Asset Global Opportunity Fund

70	Statements of Assets and Liabilities

74	Statements of Operations

76	Statements of Changes in Net Assets

80	Financial Highlights

92	Notes to Financial Statements

120	Report of Independent Registered Public Accounting Firm

121	Supplemental Information to Shareholders

Lord Abbett Emerging Markets Corporate Debt Fund,
Lord Abbett Emerging Markets Currency Fund,
Lord Abbett Emerging Markets Local Bond Fund, and
Lord Abbett Multi-Asset Global Opportunity Fund
Annual Report

For the fiscal year ended December 31, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended December 31, 2015. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Emerging Markets Corporate Debt Fund

For the fiscal year ended December 31, 2015, the Fund returned 1.77%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified1, which returned 1.30% during the same period.

During the 12-month period, the U.S. dollar denominated emerging market corporate debt (as represented by the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified1) generally outperformed emerging market currencies (as represented by the Barclays Global Emerging Markets Strategy Index2) and emerging market local bonds (as represented by the JP Morgan GBI-EM Global Diversified Index3). The asset class benefited from lack of local currency exposure since the majority of emerging market currencies declined relative to the U.S. dollar in 2015. Emerging markets corporate debt also generally outperformed U.S. fixed-income markets (as represented by the Barclays U.S. Aggregate Bond Index4).

In terms of regional allocations, the Fund’s overweight to Russian debt in the first half of 2015 contributed to performance relative to the benchmark. Russian bonds rallied, as tensions in the Ukrainian conflict subsided to a degree. The Fund’s overweight to Brazilian debt in the first four months of 2015 also contributed to relative performance. During the last eight months of 2015, the Fund reduced its exposure to Brazilian bonds, which pared earlier gains following news of a massive corruption scandal at Brazil’s national oil company, Petrobras, and finished the year underperforming the Fund’s benchmark. In addition, the Fund’s underweight exposure to the oil and gas sector in the second half of the year benefited performance, as commodity prices suffered significant declines during that period.

The Fund’s overweight exposure to the industrial sector detracted from relative performance in the second quarter of 2015, as industrials underperformed. In terms of regional allocations, the Fund’s overweight to Mexican debt in the fourth quarter of 2015 hurt performance, as Mexican bonds underperformed during the period. Finally, the Fund’s exposure to U.S high-yield bonds at the end of 2015 detracted from performance, as investor concerns over liquidity and defaults in commodity-related sectors intensified.

Emerging Markets Currency Fund

For the fiscal year ended December 31, 2015, the Fund returned -8.95%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays Global Emerging Markets Strategy (GEMS) Index2, which returned -7.37% during the same period.

During 2015, emerging market currencies (as represented by Barclays Global Emerging Markets Strategy Index2) broadly underperformed emerging market corporate debt (as represented by the J.P. Morgan CEMBI Broad Diversified Index1) and outperformed emerging market local bonds (as represented by the J.P. Morgan GBI-EM Global Diversified Index3). Emerging market currencies also broadly underperformed domestic equity markets (as represented by the S&P 500® Index5) and underperformed U.S. fixed-income markets (as represented by the Barclays U.S. Aggregate Bond Index4).

Detracting from relative performance was the Fund’s overweight positioning to Latin American currencies in the first half of 2015. Idiosyncratic risks remained high in the region, and, subsequently, the currencies underperformed. In addition, the Fund’s overweight to currencies that are often driven by commodity prices, such as the Russian ruble, in the second part of the year hurt performance due to the underlying weakness in commodities during the period.

In the beginning of the year, the Fund’s underweight position in the euro was a positive contributor to performance, relative to the benchmark, as the European Central Bank announced a quantitative easing program and the euro depreciated against the U.S. dollar. In the second part of the year, the Fund benefited from an underweight exposure to Asian currencies. The region’s currencies were adversely affected by the People’s Bank of China’s surprising decision to devalue the yuan in August 2015, and remained under pressure for the rest of the year.

Emerging Markets Local Bond Fund

For the fiscal year ended December 31, 2015, the Fund returned -16.32%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the JP Morgan GBI-EM Global Diversified Index3, which returned -14.92% during the same period.

During the 12-month period, emerging market local debt (as represented by the J.P. Morgan GBI-EM Global Diversified Index3) generally underperformed emerging market corporate debt (as represented by the J.P. Morgan CEMBI Broad Diversified Index1) and emerging market currencies (as represented by Barclays Global Emerging Markets Strategy Index2). Emerging market local bonds also generally underperformed domestic equity markets (as represented by the S&P 500® Index5) and U.S. fixed-income markets (as represented by the Barclays U.S. Aggregate Bond Index4).

The Fund’s overweight positioning to Latin American currencies was the largest detractor to overall performance of the Fund in the first half of 2015. Idiosyncratic risks remained high in the region, and, subsequently, the currencies underperformed. In addition, the Fund’s overweight to Indonesian bonds in the third quarter of 2015 hurt performance, as the bonds were adversely affected by the People’s Bank of China’s surprising decision to devalue the yuan.

In the beginning of the year, the Fund’s exposure to the European currencies, such as Polish zloty and Romanian leu, was a positive contributor to performance, as the European Central Bank announced a quantitative easing program and both currencies depreciated against the U.S. dollar. The Fund’s exposure to Latin America was significantly reduced in the second part of the year, and an underweight to Brazilian bonds, in particular, helped performance, as political instability and economic woes continued to plague the country and the region.

Multi-Asset Global Opportunity Fund

For the fiscal year ended December 31, 2015, the Fund returned -7.43%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, 40% MSCI EAFE® Index with Gross Dividends6/25% Russell 1000® Index7/20% Barclays U.S. Aggregate Bond Index4/15% BofA Merrill Lynch U.S. High Yield Constrained Index8, which returned -0.32% over the same period.

During the 12-month period, domestic equity markets (as represented by the S&P 500® Index5) outperformed fixed income markets (as represented by the Barclays U.S. Aggregate Bond Index4). Domestic equity markets also outperformed foreign equity markets (as represented by the MSCI EAFE® Index with Gross Dividends6) and emerging market currencies (as represented by Barclays Global Emerging Markets Strategy Index2).

Detracting from relative performance was the Fund’s overweight exposure to international equities as U.S. stocks outpaced international equities during the period. Also detracting from the Fund’s relative performance was exposure to emerging markets currencies. A strengthening U.S. dollar and declining commodity prices caused emerging market currencies to underperform the blended benchmark.

The Fund’s underweight exposure to developed markets currencies contributed to relative performance as the divergence between the monetary policies of the U.S. Federal Reserve and other central banks across most of the developed world led to U.S. dollar appreciation for the period. In addition, within fixed income, the Fund’s exposure to short duration bonds contributed to relative performance as this segment of the market outperformed the blended benchmark.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI BD) is a market capitalization-weighted index that tracks total returns of U.S. dollar-denominated debt instruments issued by corporate entities in emerging markets countries. The index limits the current face amount allocations of the bonds in the CEMBI Broad by constraining the total face amount outstanding for countries with larger debt stocks.

2 The Barclays Global Emerging Markets Strategy (GEMS) Index is based on investing in one-month synthetic money market deposits across 15 diversified Emerging Market currencies.

3 The JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index is a comprehensive global emerging markets index that consists of regularly traded, liquid fixed-rate and domestic currency government bonds.

4 The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment.

5 The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

6 The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE® Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI EAFE® Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

7 The Russell 1000 Index® measures the performance of the 1,000 largest companies in the Russell 3000 Index and represents approximately 92% of the total market capitalization of the Russell 3000 Index.

8 The BofA Merrill Lynch U.S. High Yield Constrained

Index is a capitalization-weighted index of all US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. The index caps individual issuer at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. The face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro-rata basis.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other

Information Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such waivers and expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of December 31, 2015. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’

portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Emerging Markets Corporate Debt Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI BD) Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2015

	1 Year	Life of Class
Class A3	-0.51%	3.08%
Class C4	0.07%	3.45%
Class F5	1.83%	4.32%
Class I5	1.98%	4.45%
Class R2[5]	1.98%	4.45%
Class R3[5]	1.98%	4.45%
Class R4[6]	–	-1.33%	*
Class R5[6]	–	-1.21%	*
Class R6[6]	–	-1.18%	*

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Class A shares commenced operations on December 6, 2013 and performance for the Class began on December 31, 2013. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the period shown ended December 31, 2015, is calculated using the SEC-required uniform method to compare such return.

4 Class C shares commenced operations on December 6, 2013 and performance for the Class began on December 31, 2013. The 1% CDSC for Class C normally applies before the first anniversary of the purchase date.

5 Commenced operations on December 6, 2013 and performance for the Class began on December 31, 2013. Performance is at net asset value.

6 Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

* Since share Class has existed for less than one year, average annual returns are not provided.

Emerging Markets Currency Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays Global Emerging Markets Strategy (GEMS) Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2015

	1 Year	5 Years	10 Years	Life of Class
Class A3	-10.96%	-3.25%	0.80%	–
Class B4	-14.22%	-3.92%	0.49%	–
Class C5	-10.33%	-3.42%	0.40%	–
Class F6	-8.86%	-2.70%	–	0.27%
Class I7	-8.79%	-2.61%	1.32%	–
Class R2[6]	-9.30%	-3.17%	–	-0.16%
Class R3[6]	-9.24%	-3.08%	–	-0.10%
Class R4[8]	–	–	–	-6.44%	*
Class R5[8]	–	–	–	-6.34%	*
Class R6[8]	–	–	–	-6.29%	*

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending December 31, 2015, is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Performance is at net asset value.

8 Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

* Since share Class has existed for less than one year, average annual returns are not provided.

Emerging Markets Local Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the JP Morgan GBI-EM Global Diversified Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2015

	1 Year	Life of Class
Class A3	-18.20%	-11.00%
Class C4	-17.71%	-10.87%
Class F5	-16.23%	-10.09%
Class I5	-16.15%	-10.01%
Class R2[5]	-16.15%	-10.11%
Class R3[5]	-16.15%	-10.09%
Class R4[6]	–	-11.24%	*
Class R5[6]	–	-11.13%	*
Class R6[6]	–	-11.11%	*

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Class A shares commenced operations on June 21, 2013 and performance for the Class began on June 28, 2013. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the period shown ended December 31, 2015, is calculated using the SEC-required uniform method to compare such return.

4 Class C shares commenced operations on June 21, 2013 and performance for the Class began on June 28, 2013. The 1% CDSC for Class C normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5 Commenced operations on June 21, 2013 and performance for the Class began on June 28, 2013. Performance is at net asset value.

6 Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

* Since share Class has existed for less than one year, average annual returns are not provided.

Multi-Asset Global Opportunity Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 40% MSCI EAFE® Index with Gross Dividends/25% Russell 1000® Index/20% Barclays U.S. Aggregate Bond Index/15% BofA Merrill Lynch U.S. High Yield Constrained Index and Morningstar World Allocation Category Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower.

Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2015

	1 Year	5 Years	10 Years	Life of Class
Class A3	-9.53%	2.57%	3.73%	–
Class B4	-12.37%	1.96%	3.40%	–
Class C5	-9.02%	2.29%	3.25%	–
Class F6	-7.28%	3.21%	–	1.35%
Class I7	-7.23%	3.29%	4.28%	–
Class R2[8]	-7.75%	2.78%	–	3.03%
Class R3[8]	-7.69%	2.81%	–	2.98%
Class R4[9]	–	–	–	-8.18%	*
Class R5[9]	–	–	–	-8.10%	*
Class R6[9]	–	–	–	-8.09%	*

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all distributions reinvested for the periods shown ending December 31, 2015, is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Performance is at net asset value.

8 Commenced operations on June 23, 2008 and performance for the Class began on June 30, 2008. Performance is at net asset value.

9 Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

* Since share Class has existed for less than one year, average annual returns are not provided.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 through December 31, 2015).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 7/1/15 – 12/31/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Corporate Debt Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			7/1/15 -
	7/1/15	12/31/15	12/31/15
Class A
Actual	$1,000.00	$986.80	$5.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.91	$5.35
Class C
Actual	$1,000.00	$983.40	$8.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.28	$9.00
Class F
Actual	$1,000.00	$987.10	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.42	$4.84
Class I
Actual	$1,000.00	$987.90	$4.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R2
Actual	$1,000.00	$987.90	$4.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R3
Actual	$1,000.00	$987.90	$4.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R4
Actual	$1,000.00	$986.70	$5.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.66	$5.60
Class R5
Actual	$1,000.00	$987.90	$4.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R6
Actual	$1,000.00	$988.20	$3.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$4.02

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.77% for Class C, 0.95% for Class F, 0.85% for Classes I, R2 and R3, 1.10% for Class R4, 0.85% for Class R5 and 0.79% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2015

Sector*	%**
Auto	1.07%
Basic Industry	1.30%
Consumer Cyclicals	3.70%
Consumer Discretionary	2.15%
Consumer Services	1.99%
Consumer Staples	3.99%
Energy	16.95%
Financial Services	34.80%
Foreign Government	3.84%
Health Care	0.44%
Materials and Processing	8.72%
Technology	2.41%
Telecommunications	7.31%
Transportation	2.64%
Utilities	5.59%
Repurchase Agreement	3.10%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Currency Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			7/1/15 -
	7/1/15	12/31/15	12/31/15
Class A
Actual	$1,000.00	$935.60	$4.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.11	$5.14
Class B
Actual	$1,000.00	$930.40	$8.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.08	$9.20
Class C
Actual	$1,000.00	$933.20	$7.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.04	$8.24
Class F
Actual	$1,000.00	$936.10	$4.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.67	$4.58
Class I
Actual	$1,000.00	$936.40	$3.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$4.13
Class R2
Actual	$1,000.00	$933.90	$6.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$7.12
Class R3
Actual	$1,000.00	$934.10	$6.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.61
Class R4
Actual	$1,000.00	$935.60	$4.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.16	$5.09
Class R5
Actual	$1,000.00	$936.60	$3.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.92
Class R6
Actual	$1,000.00	$937.10	$3.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.83	$3.41

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.01% for Class A, 1.81% for Class B, 1.62% for Class C, 0.90% for Class F, 0.81% for Class I, 1.40% for Class R2, 1.30% for Class R3, 1.01% for Class R4, 0.76% for Class R5 and 0.67% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2015

Sector*	%**
Asset Backed	14.68%
Automotive	1.29%
Banking	3.97%
Basic Industry	2.66%
Capital Goods	1.63%
Consumer Goods	1.71%
Energy	9.44%
Financial Services	2.95%
Foreign Government	0.03%
Healthcare	4.81%
Insurance	1.10%
Leisure	2.57%
Media	3.47%
Mortgage Backed	32.82%
Municipal	0.49%
Real Estate	3.50%
Retail	0.12%
Services	0.56%
Technology & Electronics	3.23%
Telecommunications	1.19%
Transportation	2.08%
U.S. Government	3.10%
Utility	2.60%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Local Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			7/1/15 -
	7/1/15	12/31/15	12/31/15
Class A
Actual	$1,000.00	$887.50	$5.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.91	$5.35
Class C
Actual	$1,000.00	$884.30	$8.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.33	$8.94
Class F
Actual	$1,000.00	$887.90	$4.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.42	$4.84
Class I
Actual	$1,000.00	$888.40	$4.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R2
Actual	$1,000.00	$888.40	$4.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R3
Actual	$1,000.00	$888.40	$4.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R4
Actual	$1,000.00	$887.60	$5.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.66	$5.60
Class R5
Actual	$1,000.00	$888.70	$4.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R6
Actual	$1,000.00	$888.90	$3.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.17	$4.08

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.76% for Class C, 0.95% for Class F, 0.85% for Classes I, R2 and R3, 1.10% for Class R4, 0.85% for Class R5 and 0.80% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2015

Sector*	%**
Consumer Services	1.15%
Energy	2.25%
Financial Services	3.48%
Foreign Government	88.71%
Telecommunications	1.08%
Transportation	0.77%
Utilities	2.56%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Multi-Asset Global Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†#
			7/1/15 -
	7/1/15	12/31/15	12/31/15
Class A
Actual	$1,000.00	$918.10	$1.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.44	$1.79
Class B
Actual	$1,000.00	$914.70	$5.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.66	$5.60
Class C
Actual	$1,000.00	$914.10	$5.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.66	$5.60
Class F
Actual	$1,000.00	$919.70	$0.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.20	$1.02
Class I
Actual	$1,000.00	$919.00	$0.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.70	$0.51
Class R2
Actual	$1,000.00	$916.50	$3.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.68	$3.57
Class R3
Actual	$1,000.00	$916.60	$2.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.23	$3.01
Class R4
Actual	$1,000.00	$918.20	$1.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.64	$1.58
Class R5
Actual	$1,000.00	$919.00	$0.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.85	$0.36
Class R6
Actual	$1,000.00	$919.10	$0.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.75	$0.46

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.10% for Classes B and C, 0.20% for Class F, 0.10% for Class I, 0.70% for Class R2, 0.59% for Class R3, 0.31% for Class R4, 0.07% for Class R5 and 0.09% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Multi-Asset Global Opportunity Fund invests.

Portfolio Holdings Presented by Asset Allocation

December 31, 2015

Asset Allocation	%*
Mutual Funds	98.76%
Exchange Traded Fund	0.94%
Municipal Bonds	0.30%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.06%

CORPORATE BONDS 91.95%

Air Transportation 1.03%
Air Canada (Canada)†(a)	7.75%	4/15/2021	$200	$208,500
Emirates Airline (United Arab Emirates)†(a)	4.50%	2/6/2025	181	183,170
Total				391,670

Auto Parts: Original Equipment 0.54%
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	200	205,000

Automotive 0.52%
Hyundai Capital America†	2.60%	3/19/2020	200	196,673

Banks: Money Center 0.56%
Export-Import Bank of Korea (South Korea)(a)	4.00%	1/29/2021	200	213,498

Banks: Regional 20.09%
ADCB Finance Cayman Ltd.	2.75%	9/16/2019	200	198,467
Agricola Senior Trust†	6.75%	6/18/2020	220	219,771
Akbank TAS (Turkey)†(a)	4.00%	1/24/2020	200	193,499
Alfa Bank OJSC Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%	4/28/2021	200	209,500
Axis Bank Ltd. (United Arab Emirates)†(a)	3.25%	5/21/2020	200	200,997
Banco de Bogota SA (Colombia)†(a)	5.00%	1/15/2017	200	203,200
Banco de Credito del Peru (Peru)†(a)	4.25%	4/1/2023	150	150,562
Banco Internacional del Peru (Panama)†(a)	5.75%	10/7/2020	200	214,500
Banco Santander Chile (Chile)†(a)	3.875%	9/20/2022	150	149,734
BanColombia SA (Colombia)(a)	6.125%	7/26/2020	200	206,500
Bangkok Bank PCL (Hong Kong)†(a)	4.80%	10/18/2020	100	107,860
Bangkok Bank PCL (Hong Kong)†(a)	5.00%	10/3/2023	200	218,546
Bank of China Ltd. (China)†(a)	5.00%	11/13/2024	200	206,661
Bank of India (Jersey)(a)	3.125%	5/6/2020	200	196,118
BBVA Banco Continental SA (Peru)†(a)	5.00%	8/26/2022	200	205,000
BBVA Bancomer SA†	6.008%	5/17/2022	200	199,250
BBVA Bancomer SA†	6.75%	9/30/2022	150	165,375
CBQ Finance Ltd.	2.875%	6/24/2019	200	200,534
CBQ Finance Ltd.†	7.50%	11/18/2019	100	114,625
Corpbanca SA (Chile)(a)	3.125%	1/15/2018	200	195,174
DBS Bank Ltd. (Singapore)†(a)	2.35%	2/28/2017	200	201,805
DBS Bank Ltd. (Singapore)†(a)	3.625%	9/21/2022	200	203,647

See Notes to Financial Statements.	19

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
ICICI Bank Ltd. (Hong Kong)†(a)	5.75%	11/16/2020	$200	$222,007
Industrial & Commercial Bank of China Ltd.
(United Arab Emirates)(a)	2.625%	5/26/2020	200	197,620
Industrial Bank of Korea (South Korea)†(a)	2.00%	4/23/2020	200	196,351
KEB Hana Bank (South Korea)†(a)	2.50%	6/12/2019	400	400,752
Korea Development Bank (The) (South Korea)(a)	3.00%	3/17/2019	200	204,665
National Savings Bank (Sri Lanka)†(a)	5.15%	9/10/2019	200	187,000
Oversea-Chinese Banking Corp., Ltd. (Singapore)†(a)	3.15%	3/11/2023	200	201,133
Popular, Inc.	7.00%	7/1/2019	30	28,163
QNB Finance Ltd.	2.125%	2/14/2018	200	199,228
QNB Finance Ltd.	2.875%	4/29/2020	200	201,529
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022	200	201,380
Siam Commercial Bank Ltd. (Hong Kong)†(a)	3.375%	9/19/2017	200	203,541
State Bank of India (United Kingdom)†(a)	3.25%	4/18/2018	200	202,978
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.25%	4/20/2021	200	208,546
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%	2/11/2021	200	190,993
Vnesheconombank Via VEB Finance plc (Ireland)†(a)	6.902%	7/9/2020	200	202,999
Woori Bank (South Korea)†(a)	4.75%	4/30/2024	200	205,048
Total				7,615,258

Beverages 1.98%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey)†(a)	3.375%	11/1/2022	200	168,581
Central American Bottling Corp. (Guatemala)†(a)	6.75%	2/9/2022	200	203,500
Fomento Economico Mexicano SAB de CV (Mexico)(a)	2.875%	5/10/2023	200	187,211
JB y Cia SA de CV (Mexico)†(a)	3.75%	5/13/2025	200	191,510
Total				750,802

Building Materials 0.51%
Cemex SAB de CV (Mexico)†(a)	7.25%	1/15/2021	200	193,000

Business Services 1.62%
DP World Ltd. (United Arab Emirates)†(a)	6.85%	7/2/2037	200	197,500
HPHT Finance 15 Ltd.†	2.875%	3/17/2020	210	209,116
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	200	205,616
Total				612,232

20	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 3.10%
Braskem Finance Ltd.	6.45%	2/3/2024	$200	$173,000
Israel Chemicals Ltd. (Israel)†(a)	4.50%	12/2/2024	200	200,920
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	200	199,500
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	197,066
PhosAgro OAO via PhosAgro Bond Funding Ltd. (Ireland)†(a)	4.204%	2/13/2018	200	198,375
PTT Global Chemical PCL (Thailand)†(a)	4.25%	9/19/2022	200	205,094
Total				1,173,955

Containers 0.29%
PaperWorks Industries, Inc.†	9.50%	8/15/2019	120	110,400

Diversified 1.39%
Hutchison Whampoa International 03/33 Ltd.	7.45%	11/24/2033	100	136,389
Hutchison Whampoa International 14 Ltd. (Hong Kong)†(a)	3.625%	10/31/2024	200	198,816
KOC Holding AS (Turkey)†(a)	3.50%	4/24/2020	200	192,024
Total				527,229

Drugs 0.43%
Teva Pharmaceutical Finance Co. LLC	6.15%	2/1/2036	150	164,481

Electric: Power 5.54%
AES El Salvador Trust II†	6.75%	3/28/2023	200	179,500
AES Gener SA (Chile)†(a)	5.00%	7/14/2025	200	191,792
Dubai Electricity & Water Authority (United Arab Emirates)†(a)	7.375%	10/21/2020	100	118,729
E.CL SA (Chile)†(a)	4.50%	1/29/2025	200	197,553
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.75%	8/6/2023	200	174,500
Israel Electric Corp. Ltd. (Israel)†(a)	7.25%	1/15/2019	200	222,412
Korea East-West Power Co. Ltd. (South Korea)†(a)	2.50%	6/2/2020	200	199,307
Korea Hydro & Nuclear Power Co., Ltd. (South Korea)†(a)	3.25%	6/15/2025	200	199,894
Korea Western Power Co. Ltd. (South Korea)†(a)	2.875%	10/10/2018	200	203,118
Majapahit Holding BV (Netherlands)†(a)	8.00%	8/7/2019	200	224,500
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)†(a)	6.125%	3/27/2020	200	190,200
Total				2,101,505

Energy Equipment & Services 0.56%
Greenko Dutch BV (Netherlands)†(a)	8.00%	8/1/2019	200	210,450

See Notes to Financial Statements.	21

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Contracting Services 1.08%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(a)	9.75%	11/13/2019	$200	$209,000
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	200	198,695
Total				407,695

Entertainment 0.26%
Eldorado Resorts, Inc.†	7.00%	8/1/2023	70	68,950
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	30	30,075
Total				99,025

Financial Services 1.86%
Guanay Finance Ltd.†	6.00%	12/15/2020	200	198,500
Indian Railway Finance Corp., Ltd. (India)(a)	3.917%	2/26/2019	200	205,548
Link Finance Cayman 2009 Ltd. (The)	3.60%	9/3/2024	200	200,450
SUAM Finance BV (Curacao)†(a)	4.875%	4/17/2024	100	101,750
Total				706,248

Food 1.98%
Cencosud SA (Chile)†(a)	4.875%	1/20/2023	200	189,556
Cosan Luxembourg SA (Luxembourg)†(a)	5.00%	3/14/2023	200	165,250
Gruma SAB de CV (Mexico)†(a)	4.875%	12/1/2024	200	205,000
Minerva Luxembourg SA (Luxembourg)†(a)	7.75%	1/31/2023	200	189,000
Total				748,806

Government 1.65%
EXIM Sukuk Malaysia Berhad (Malaysia)(a)	2.874%	2/19/2019	200	199,885
IPIC GMTN Ltd.†	5.50%	3/1/2022	200	224,960
MDC-GMTN B.V. (Netherlands)†(a)	3.25%	4/28/2022	200	200,500
Total				625,345

Household Equipment/Products 0.51%
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%	5/9/2020	200	192,500

Household Furnishings 0.48%
Arcelik AS (Turkey)†(a)	5.00%	4/3/2023	200	182,967

Insurance 0.53%
AIA Group Ltd. (Hong Kong)†(a)	2.25%	3/11/2019	200	199,194

Lodging 0.48%
MCE Finance Ltd. (Hong Kong)†(a)	5.00%	2/15/2021	200	183,000

22	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Oil Well Equipment & Services 0.50%
Ferreycorp SAA (Peru)†(a)	4.875%	4/26/2020	$200	$190,000

Media 1.98%
Altice Luxembourg SA (Luxembourg)†(a)	7.625%	2/15/2025	200	173,000
Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	200	198,750
Myriad International Holdings BV (Netherlands)†(a)	5.50%	7/21/2025	200	193,240
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	200	184,500
Total				749,490

Metal Fabricating 0.49%
Elementia SAB de CV (Mexico)†(a)	5.50%	1/15/2025	200	184,000

Metals & Minerals: Miscellaneous 2.98%
ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	200	211,175
Cia Minera Milpo SAA (Peru)†(a)	4.625%	3/28/2023	200	177,750
Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023	200	202,000
Glencore Funding LLC†	4.625%	4/29/2024	3	2,194
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)†(a)	6.625%	10/14/2022	200	204,128
Southern Copper Corp. (Peru)(a)	3.50%	11/8/2022	220	203,785
Volcan Cia Minera SAA (Peru)†(a)	5.375%	2/2/2022	200	128,000
Total				1,129,032

Natural Gas 2.55%
Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	196	184,090
Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%	4/1/2023	200	196,500
Korea Gas Corp. (South Korea)†(a)	3.50%	7/21/2025	200	204,812
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	175	194,130
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	188,000
Total				967,532

Oil 12.68%
Bill Barrett Corp.	7.00%	10/15/2022	5	3,375
CNOOC Finance 2015 USA LLC	3.50%	5/5/2025	200	190,739
CrownRock LP/CrownRock Finance, Inc.†	7.75%	2/15/2023	48	45,360
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	200	201,750
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.50%	12/15/2021	200	220,452
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	210	150,150
Gazprom Neft OAO via GPN Capital SA (Luxembourg)†(a)	4.375%	9/19/2022	200	177,630
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	200	169,498

See Notes to Financial Statements.	23

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(a)	6.51%	3/7/2022	$125	$126,156
Genel Energy Finance plc (United Kingdom)†(a)	7.50%	5/14/2019	200	142,316
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	60	50,100
Kosmos Energy Ltd.†	7.875%	8/1/2021	200	162,000
Kunlun Energy Co., Ltd. (Hong Kong)†(a)	2.875%	5/13/2020	200	197,504
Lukoil International Finance BV (Netherlands)†(a)	7.25%	11/5/2019	200	216,000
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	35	24,150
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	175	171,500
Petrobras Global Finance BV (Netherlands)(a)	3.00%	1/15/2019	180	137,250
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	165	109,313
Petrobras Global Finance BV (Netherlands)(a)	5.625%	5/20/2043	52	31,850
Petrobras Global Finance BV (Netherlands)(a)	6.25%	3/17/2024	120	86,400
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	100	107,929
PTT PCL (Thailand)†(a)	4.50%	10/25/2042	200	181,888
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	131	140,190
Reliance Industries Ltd. (India)†(a)	4.125%	1/28/2025	250	245,531
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	4.199%	3/6/2022	200	177,456
RSP Permian, Inc.	6.625%	10/1/2022	60	55,500
Sasol Financing International plc (Isle of Man)(a)	4.50%	11/14/2022	200	183,908
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	30	27,150
Sibur Securities Ltd. (Ireland)†(a)	3.914%	1/31/2018	400	389,516
Sinopec Group Overseas Development 2015 Ltd.†	2.50%	4/28/2020	200	197,150
YPF SA (Argentina)†(a)	8.50%	7/28/2025	510	488,325
Total				4,808,036

Paper & Forest Products 0.99%
Celulosa Arauco y Constitucion SA (Chile)(a)	5.00%	1/21/2021	150	156,699
Mercer International, Inc. (Canada)(a)	7.75%	12/1/2022	25	25,375
Suzano Trading Ltd.†	5.875%	1/23/2021	200	194,500
Total				376,574

Real Estate Investment Trusts 8.20%
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	200	198,852
Country Garden Holdings Co., Ltd. (China)†(a)	7.50%	1/10/2023	400	415,012
Greenland Global Investment Ltd. (China)(a)	4.375%	7/3/2019	200	201,294
Jababeka International BV (Netherlands)†(a)	7.50%	9/24/2019	200	189,941
JAFZ Sukuk 2019 Ltd. (United Arab Emirates)(a)	7.00%	6/19/2019	200	223,840

24	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
KWG Property Holding Ltd. (China)(a)	8.625%	2/5/2020	$200	$209,000
MAF Global Securities Ltd.	5.25%	7/5/2019	200	213,750
PLA Administradora Industrial S de RL de CV (Mexico)†(a)	5.25%	11/10/2022	200	194,750
Poly Real Estate Finance Ltd.	5.25%	4/25/2019	200	210,317
Qatari Diar Finance Co. (Qatar)†(a)	5.00%	7/21/2020	200	221,143
Shimao Property Holdings Ltd. (Hong Kong)(a)	8.375%	2/10/2022	200	215,163
Sukuk Funding No 3 Ltd. (United Arab Emirates)(a)	4.348%	12/3/2018	200	206,968
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	2.75%	3/7/2020	200	200,342
Yuzhou Properties Co., Ltd. (China)(a)	8.625%	1/24/2019	200	206,690
Total				3,107,062

Retail 3.18%
El Puerto de Liverpool SAB de CV (Mexico)†(a)	3.95%	10/2/2024	200	194,750
Hot Topic, Inc.†	9.25%	6/15/2021	20	17,800
InRetail Consumer (Peru)†(a)	5.25%	10/10/2021	200	202,000
Lotte Shopping Co., Ltd. (South Korea)†(a)	3.375%	5/9/2017	200	203,069
Office Depot de Mexico SA de CV (Mexico)†(a)	6.875%	9/20/2020	200	202,500
Pacific Emerald Pte Ltd. (Singapore)(a)	9.75%	7/25/2018	200	192,000
SACI Falabella (Chile)†(a)	3.75%	4/30/2023	200	195,087
Total				1,207,206

Steel 0.50%
Evraz Group SA (Russia)†(a)	6.50%	4/22/2020	200	188,000

Technology 2.08%
Alibaba Group Holding Ltd. (China)(a)	2.50%	11/28/2019	200	195,642
Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	200	191,768
Baidu, Inc. (China)(a)	4.125%	6/30/2025	200	199,203
Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019	200	203,528
Total				790,141

Telecommunications 7.25%
America Movil SAB de CV (Mexico)(a)	3.125%	7/16/2022	200	197,100
Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.125%	3/11/2023	200	207,498
Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023	200	168,000
Digicel Ltd. (Jamaica)†(a)	7.00%	2/15/2020	175	160,125
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024	200	203,378
GCX Ltd. (India)†(a)	7.00%	8/1/2019	200	187,942

See Notes to Financial Statements.	25

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications (continued)
HKT Capital No 2 Ltd.	3.625%	4/2/2025		$200	$195,661
Mobile Telesystems OJSC via MTS International Funding Ltd. (Ireland)†(a)	8.625%	6/22/2020		100	110,784
Ooredoo International Finance Ltd.†	5.00%	10/19/2025		200	216,500
Sable International Finance Ltd.†	6.875%	8/1/2022		200	194,000
SingTel Group Treasury Pte Ltd. (Singapore)(a)	4.50%	9/8/2021		400	435,384
Sixsigma Networks Mexico SA de CV (Mexico)†(a)	8.25%	11/7/2021		200	192,000
SK Telecom Co., Ltd. (South Korea)†(a)	2.125%	5/1/2018		200	199,417
T-Mobile USA, Inc.	6.50%	1/15/2026		80	80,959
Total					2,748,748

Transportation: Miscellaneous 1.58%
Autoridad del Canal de Panama (Panama)†(a)	4.95%	7/29/2035		200	207,000
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.375%	10/6/2020		200	197,640
Lima Metro Line 2 Finance Ltd.†	5.875%	7/5/2034		200	195,000
Total					599,640
Total Corporate Bonds (cost $35,545,752)					34,856,394

FOREIGN BOND(b) 0.30%

Netherlands

Technology
United Group BV†
(cost $140,212)	7.875%	11/15/2020	EUR	100	114,945

FOREIGN GOVERNMENT OBLIGATIONS 3.81%

Argentina 2.43%
Provincia de Buenos Aires†(a)	9.95%	6/9/2021		$350	361,375
Republic of Argentina(a)(c)	8.28%	12/31/2033		210	242,903
Republic of Argentina(a)	8.75%	5/7/2024		300	316,840
Total					921,118

Cyprus 0.91%
Republic of Cyprus(b)	3.875%	5/6/2022	EUR	241	273,039
Republic of Cyprus(b)	4.75%	6/25/2019	EUR	60	70,324
Total					343,363

26	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Ethiopia 0.47%
Republic of Ethiopia†(a)	6.625%	12/11/2024	$200	$178,080
Total Foreign Government Obligations (cost $1,430,641)				1,442,561
Total Long-Term Investments (cost $37,116,605)				36,413,900

SHORT-TERM INVESTMENT 3.07%

Repurchase Agreement
Repurchase Agreement dated 12/31/2015, 0.03% due 1/4/2016 with Fixed Income Clearing Corp. collateralized by $1,190,000 of U.S. Treasury Note at 1.625% due 7/31/2020; value: $1,191,488; proceeds: $1,165,778 (cost $1,165,774)			1,166	1,165,774
Total Investments in Securities 99.13% (cost $38,282,379)				37,579,674
Cash and Other Assets in Excess of Liabilities(d) 0.87%				329,932
Net Assets 100.00%				$37,909,606

EUR	euro.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Defaulted (non-income producing security).
(d)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and future contracts as follows:

Open Forward Foreign Currency Exchange Contracts at December 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Buy	State Street Bank and Trust	2/16/2016	4,000	$4,273	$4,351	$78
euro	Sell	Morgan Stanley	2/16/2016	260,000	288,402	282,848	5,554
Mexican peso	Sell	Goldman Sachs	1/20/2016	5,360,000	320,093	310,665	9,428
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$15,060

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Mexican peso	Buy	Citibank	1/20/2016	5,360,000	$325,190	$310,665	$(14,525)
euro	Sell	Goldman Sachs	2/16/2016	170,000	183,022	184,939	(1,917)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(16,442)

See Notes to Financial Statements.	27

Schedule of Investments (concluded)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2015

Open Futures Contracts at December 31, 2015:
Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2016	2	Short	$(251,813)	$1,340

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$34,856,394	$–	$34,856,394
Foreign Bond	–	114,945	–	114,945
Foreign Government Obligations	–	1,442,561	–	1,442,561
Repurchase Agreement	–	1,165,774	–	1,165,774
Total	$–	$37,579,674	$–	$37,579,674
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$15,060	$–	$15,060
Liabilities	–	(16,442)	–	(16,442)
Futures Contracts
Assets	1,340	–	–	1,340
Liabilities	–	–	–	–
Total	$1,340	$(1,382)	$–	$(42)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended December 31, 2015.

28	See Notes to Financial Statements.

Schedule of Investments

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 89.17%

ASSET-BACKED SECURITIES 14.95%

Automobiles 6.06%
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	$221	$221,043
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	250	250,053
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	359	358,706
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	462	467,194
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	463	469,893
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	1,390	1,406,401
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	459	460,850
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	328	327,627
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	583	576,379
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	1,650	1,647,907
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	424	423,633
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	285	284,391
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	176	175,599
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	550	548,555
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	756	755,242
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	1,715	1,706,456
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	1,761	1,755,768
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	739	736,046
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	63	62,945
CarMax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	687	685,947
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	419	418,100
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	1,240	1,236,067

See Notes to Financial Statements.	29

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	$456	$455,254
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	466	465,612
Chrysler Capital Auto Receivables Trust 2014-BA A2†	0.69%	9/15/2017	286	285,422
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	1,270	1,266,507
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	578	576,872
Drive Auto Receivables Trust 2015-CA A3†	1.38%	10/15/2018	489	487,987
Fifth Third Auto Trust 2014-2 A3	0.89%	11/15/2018	1,263	1,259,984
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	409	407,732
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	800	798,804
Hyundai Auto Receivables Trust 2014-B A3	0.90%	12/17/2018	855	852,848
Mercedes-Benz Auto Lease Trust 2014-A A3	0.68%	12/15/2016	1,286	1,285,799
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	1,371	1,368,103
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	296	295,523
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	455	454,004
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	537	534,721
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	789	779,112
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%	4/20/2018	1,879	1,870,761
World Omni Automobile Lease Securitization Trust 2013-A A3	1.10%	12/15/2016	587	586,887
Total				29,006,734

Credit Cards 2.55%
Bank of America Credit Card Trust 2014-A3 A	0.621%#	1/15/2020	1,460	1,458,939
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	1,315	1,314,971
Capital One Multi-Asset Execution Trust 2015-A3	0.731%#	3/15/2023	1,928	1,913,565
Citibank Credit Card Issuance Trust 2013-A6	1.32%	9/7/2018	1,575	1,578,302
Synchrony Credit Card Master Note Trust 2011-2 A	0.811%#	5/15/2019	1,375	1,375,127
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%	8/17/2020	1,509	1,502,139
World Financial Network Credit Card Master Trust 2013-B A	0.91%	3/16/2020	1,050	1,049,253
World Financial Network Credit Card Master Trust 2014-A	0.711%#	12/15/2019	2,000	2,000,136
Total				12,192,432

Other 6.34%
Avenue CLO VI Ltd. 2007-6A A2†	0.639%#	7/17/2019	500	497,347
Avery Point IV CLO Ltd. 2014-1A A†	1.815%#	4/25/2026	1,000	994,002

30	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
BlueMountain CLO Ltd. 2014-3A A1†	1.769%	#	10/15/2026	$500	$497,400
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.437%	#	4/18/2025	1,000	985,463
Cent CLO 2013-17A A1†	1.597%	#	1/30/2025	1,800	1,778,126
Cent CLO Ltd. 2013-19A A1A†	1.624%	#	10/29/2025	900	882,336
CIFC Funding II Ltd. 2014-2A A1L†	1.809%	#	5/24/2026	500	495,289
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	570	567,723
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	352	349,913
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	465	464,882
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.787%	#	10/19/2025	525	518,185
Fortress Credit BSL Ltd. 2013-1A A†	1.467%	#	1/19/2025	1,000	981,757
Gleneagles CLO Ltd. 2005-1A B†	0.879%	#	11/1/2017	342	342,179
H/2 Asset Funding 2014-1 Ltd.	2.32%		3/19/2037	2,000	2,013,202
Jackson Mill CLO Ltd. 2015-1A A†	1.804%	#	4/15/2027	1,300	1,288,006
JFIN CLO Ltd. 2007-1A A2†	0.527%	#	7/20/2021	307	305,330
JFIN Revolver CLO Ltd. 2013-1A A†	1.537%	#	1/20/2021	336	335,579
JFIN Revolver CLO Ltd. 2015-3A A1†	1.781%	#	4/20/2023	1,500	1,496,772
KKR Financial CLO Ltd. 2007-1A B†	1.071%	#	5/15/2021	750	747,785
Marathon CLO IV Ltd. 2012-4A A1†	1.723%	#	5/20/2023	871	869,740
Oaktree CLO Ltd. 2014-2A A1A†	1.817%	#	10/20/2026	525	520,807
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.809%	#	4/15/2026	500	497,720
OHA Loan Funding Ltd. 2015-1A A†	1.821%	#	2/15/2027	1,350	1,341,880
OZLM VII Ltd. 2014-7A A1B†	1.779%	#	7/17/2026	750	744,789
Shackleton CLO Ltd. 2014-5A A†	1.811%	#	5/7/2026	750	742,951
Sheridan Square CLO Ltd. 2013-1A A1†	1.339%	#	4/15/2025	500	489,933
SLM Private Education Loan Trust 2010-A 2A†	3.581%	#	5/16/2044	1,220	1,259,994
SLM Private Education Loan Trust 2011-B A1†	1.181%	#	12/16/2024	848	846,971
SLM Private Education Loan Trust 2012-A A1†	1.731%	#	8/15/2025	658	660,138
SLM Private Education Loan Trust 2012-C A1†	1.431%	#	8/15/2023	559	559,448
SLM Private Education Loan Trust 2012-E A1†	1.081%	#	10/16/2023	1,138	1,135,725
SLM Private Education Loan Trust 2013-B A1†	0.981%	#	7/15/2022	388	386,700
SLM Student Loan Trust 2011-1 A1	0.942%	#	3/25/2026	578	570,487
Stone Tower CLO V Ltd. 2006-5A A2B†	0.619%	#	7/16/2020	1,500	1,485,047
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.609%	#	4/17/2021	600	589,853
Venture XVII CLO Ltd. 2014-17A A†	1.769%	#	7/15/2026	850	842,899
Venture XVIII CLO Ltd. 2014-18A A†	1.739%	#	10/15/2026	500	495,197
Westchester CLO Ltd. 2007-1A A1A†	0.525%	#	8/1/2022	379	374,627
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027	188	186,220

See Notes to Financial Statements.	31

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027	$188	$186,999
Total					30,329,401
Total Asset-Backed Securities (cost $71,719,602)					71,528,567

CORPORATE BONDS 31.80%

Aerospace/Defense 0.64%
BAE Systems plc (United Kingdom)†(a)	3.50%		10/11/2016	500	507,310
Exelis, Inc.	4.25%		10/1/2016	2,500	2,545,315
Total					3,052,625

Auto Loans 1.05%
Ford Motor Credit Co. LLC	1.50%		1/17/2017	720	715,134
Ford Motor Credit Co. LLC	4.207%		4/15/2016	1,453	1,464,736
Ford Motor Credit Co. LLC	6.625%		8/15/2017	250	266,572
General Motors Financial Co., Inc.	4.75%		8/15/2017	2,000	2,073,686
Hyundai Capital America†	2.40%		10/30/2018	500	498,651
Total					5,018,779

Auto Parts & Equipment 0.05%
BorgWarner, Inc.	5.75%		11/1/2016	250	257,928

Automakers 0.11%
General Motors Co.	3.50%		10/2/2018	500	506,270

Banking 3.00%
Bank of America Corp.	5.70%		5/2/2017	808	842,914
Bank of America Corp.	6.05%		5/16/2016	500	508,291
Bank of America Corp.	7.80%		9/15/2016	1,148	1,195,652
Capital One Financial Corp.	5.25%		2/21/2017	250	258,536
Capital One Financial Corp.	6.15%		9/1/2016	2,000	2,061,102
Fifth Third Bancorp	5.45%		1/15/2017	500	518,475
Goldman Sachs Group, Inc. (The)	2.382%	#	8/24/2016	250	251,188
Goldman Sachs Group, Inc. (The)	5.625%		1/15/2017	1,000	1,038,935
Huntington National Bank (The)	1.30%		11/20/2016	2,000	1,999,098
Korea Development Bank (The) (South Korea)(a)	0.945%	#	1/22/2017	1,000	1,000,666
Lloyds Bank plc (United Kingdom)(a)	9.875%		12/16/2021	1,000	1,070,780
Macquarie Group Ltd. (Australia)†(a)	4.875%		8/10/2017	250	258,848
PNC Funding Corp.	5.625%		2/1/2017	695	722,728
Regions Bank	7.50%		5/15/2018	500	555,874
Santander Holdings USA, Inc.	4.625%		4/19/2016	250	252,212

32	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banking (continued)
Shinhan Bank (South Korea)†(a)	0.968%	#	4/8/2017	$1,800	$1,799,402
Total					14,334,701

Beverages 0.16%
Beam Suntory, Inc.	1.875%		5/15/2017	750	751,065

Brokerage 0.27%
Jefferies Group LLC	5.50%		3/15/2016	1,000	1,008,186
Lazard Group LLC	6.85%		6/15/2017	250	266,270
Total					1,274,456

Building Materials 1.03%
Martin Marietta Materials, Inc.	1.703%	#	6/30/2017	3,500	3,476,918
Martin Marietta Materials, Inc.	6.60%		4/15/2018	250	269,496
Mohawk Industries, Inc.	6.125%		1/15/2016	1,159	1,160,234
Owens Corning	6.50%		12/1/2016	15	15,437
Total					4,922,085

Cable & Satellite Television 1.21%
Cox Communications, Inc.†	5.875%		12/1/2016	4,500	4,653,356
Cox Communications, Inc.†	6.25%		6/1/2018	250	268,796
Cox Communications, Inc.†	9.375%		1/15/2019	250	289,852
Time Warner Cable, Inc.	8.75%		2/14/2019	500	580,428
Total					5,792,432

Chemicals 0.34%
LyondellBasell Industries NV	5.00%		4/15/2019	500	532,273
PetroLogistics LP/PetroLogistics Finance Corp.(b)	6.25%		4/1/2020	500	525,000
Yara International ASA (Norway)†(a)	7.875%		6/11/2019	500	566,123
Total					1,623,396

Consumer/Commercial/Lease Financing 0.87%
Air Lease Corp.	5.625%		4/1/2017	1,000	1,040,000
Aviation Capital Group Corp.†	3.875%		9/27/2016	2,000	2,017,500
International Lease Finance Corp.†	7.125%		9/1/2018	1,000	1,098,750
Total					4,156,250

Diversified Capital Goods 0.10%
Ingersoll-Rand Global Holding Co., Ltd.	2.875%		1/15/2019	500	505,376

See Notes to Financial Statements.	33

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Distribution/Transportation 0.37%
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(a)	3.90%		5/1/2016	$1,550	$1,556,313
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017	216	221,556
Total					1,777,869

Electric: Integrated 1.52%
CenterPoint Energy, Inc.	5.95%		2/1/2017	2,000	2,087,150
Dominion Resources, Inc.	1.25%		3/15/2017	2,000	1,988,196
Jersey Central Power & Light Co.	7.35%		2/1/2019	125	140,782
Pacific Gas & Electric Co.	5.625%		11/30/2017	1,125	1,203,082
Pennsylvania Electric Co.	6.05%		9/1/2017	500	532,407
Pepco Holdings, Inc.	6.125%		6/1/2017	500	520,139
Progress Energy, Inc.	7.05%		3/15/2019	250	283,789
TECO Finance, Inc.	0.921%	#	4/10/2018	250	246,867
TECO Finance, Inc.	6.572%		11/1/2017	250	269,496
Total					7,271,908

Electronics 0.25%
Jabil Circuit, Inc.	7.75%		7/15/2016	500	513,750
KLA-Tencor Corp.	2.375%		11/1/2017	700	700,675
Total					1,214,425

Energy: Exploration & Production 1.91%
Anadarko Petroleum Corp.	5.95%		9/15/2016	2,526	2,596,054
Anadarko Petroleum Corp.	6.375%		9/15/2017	285	298,978
Canadian Natural Resources Ltd. (Canada)(a)	5.70%		5/15/2017	2,000	2,043,384
ConocoPhillips	5.75%		2/1/2019	250	270,705
Continental Resources, Inc.	7.125%		4/1/2021	1,775	1,648,327
Continental Resources, Inc.	7.375%		10/1/2020	1,900	1,751,562
Devon Energy Corp.	6.30%		1/15/2019	500	515,502
Total					9,124,512

Food: Wholesale 0.41%
Mondelez International, Inc.	0.849%	#	2/1/2019	2,000	1,966,348

Gas Distribution 3.70%
Copano Energy LLC/Copano Energy Finance Corp.	7.125%		4/1/2021	1,646	1,644,454
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%		6/1/2022	2,894	3,078,264
Enterprise Products Operating LLC	6.30%		9/15/2017	416	437,751
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	750	845,687

34	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)
Gulfstream Natural Gas System LLC†	6.95%		6/1/2016	$250	$254,712
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%		10/1/2020	500	505,625
Kinder Morgan Finance Co. LLC	5.70%		1/5/2016	500	500,000
Kinder Morgan, Inc.	7.00%		6/15/2017	250	257,619
Laclede Group, Inc. (The)	1.112%	#	8/15/2017	3,600	3,583,814
Magellan Midstream Partners LP	5.65%		10/15/2016	1,500	1,541,100
Northwest Pipeline LLC	7.00%		6/15/2016	150	153,984
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%		7/15/2021	1,000	1,010,000
Sempra Energy	9.80%		2/15/2019	300	363,276
Spectra Energy Partners LP	2.95%		6/15/2016	2,000	2,007,452
TransCanada PipeLines Ltd. (Canada)(a)	7.125%		1/15/2019	500	557,354
Williams Partners LP/ACMP Finance Corp.	6.125%		7/15/2022	1,000	947,211
Total					17,688,303

Health Services 0.71%
Express Scripts Holding Co.	2.65%		2/15/2017	1,000	1,010,096
McKesson Corp.	7.50%		2/15/2019	750	858,795
Medco Health Solutions, Inc.	7.125%		3/15/2018	1,400	1,548,407
Total					3,417,298

Hotels 0.12%
Hyatt Hotels Corp.†	6.875%		8/15/2019	500	567,291

Insurance Brokerage 0.43%
Willis Group Holdings plc (United Kingdom)(a)	4.125%		3/15/2016	1,250	1,256,837
Willis North America, Inc.	6.20%		3/28/2017	750	789,001
Total					2,045,838

Integrated Energy 0.89%
CNPC General Capital Ltd. (China)†(a)	1.262%	#	5/14/2017	2,000	1,997,084
Hess Corp.	1.30%		6/15/2017	250	244,711
Sinopec Group Overseas Development 2014 Ltd.†	1.101%	#	4/10/2017	2,000	1,997,546
Total					4,239,341

Investments & Miscellaneous Financial Services 0.54%
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%		3/15/2022	2,500	2,603,125

See Notes to Financial Statements.	35

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Life Insurance 0.47%
Symetra Financial Corp.†	6.125%		4/1/2016	$1,932	$1,952,029
Torchmark Corp.	6.375%		6/15/2016	305	311,382
Total					2,263,411

Machinery 0.42%
Xylem, Inc.	3.55%		9/20/2016	2,000	2,027,648

Media: Diversified 0.21%
Viacom, Inc.	2.20%		4/1/2019	500	491,517
Viacom, Inc.	3.50%		4/1/2017	233	237,202
Viacom, Inc.	6.125%		10/5/2017	250	266,270
Total					994,989

Medical Products 0.32%
Zimmer Biomet Holdings, Inc.	1.45%		4/1/2017	800	796,347
Zimmer Biomet Holdings, Inc.	2.00%		4/1/2018	750	745,784
Total					1,542,131

Metals/Mining (Excluding Steel) 0.96%
Anglo American Capital plc (United Kingdom)†(a)	1.271%	#	4/15/2016	500	495,142
Glencore Finance Canada Ltd. (Canada)†(a)	3.60%		1/15/2017	1,260	1,217,459
Glencore Funding LLC†	1.567%	#	5/27/2016	1,000	983,874
Glencore Funding LLC†	1.681%	#	1/15/2019	500	413,973
Kinross Gold Corp. (Canada)(a)	3.625%		9/1/2016	1,500	1,462,989
Total					4,573,437

Multi-Line Insurance 0.05%
Kemper Corp.	6.00%		5/15/2017	250	259,802

Oil Field Equipment & Services 0.62%
Cameron International Corp.	1.40%		6/15/2017	1,000	986,167
Schlumberger Holdings Corp.†	2.35%		12/21/2018	2,000	1,988,428
Total					2,974,595

Oil Refining & Marketing 0.12%
Valero Energy Corp.	9.375%		3/15/2019	500	591,132

Pharmaceuticals 2.84%
Forest Laboratories, Inc.†	4.375%		2/1/2019	1,000	1,048,328
Mylan, Inc.	1.35%		11/29/2016	1,000	991,835
Mylan, Inc.	1.80%		6/24/2016	250	249,868
Perrigo Co. plc (Ireland)(a)	1.30%		11/8/2016	1,500	1,489,701

36	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Co. BV (Curacao)(a)	2.40%	11/10/2016	$5,500	$5,535,216
Zoetis, Inc.	1.15%	2/1/2016	3,646	3,645,413
Zoetis, Inc.	1.875%	2/1/2018	625	616,958
Total				13,577,319

Printing & Publishing 0.21%
Pearson Funding Two plc (United Kingdom)†(a)	4.00%	5/17/2016	1,000	1,007,157

Property & Casualty Insurance 0.02%
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	107	110,509

Real Estate Investment Trusts 2.68%
DDR Corp.	4.75%	4/15/2018	650	680,311
DDR Corp.	7.50%	7/15/2018	500	561,373
DDR Corp.	7.50%	4/1/2017	600	639,391
HCP, Inc.	3.75%	2/1/2019	248	256,020
HCP, Inc.	6.00%	1/30/2017	750	781,477
HCP, Inc.	6.30%	9/15/2016	521	538,734
Hospitality Properties Trust	6.30%	6/15/2016	1,500	1,505,148
Hospitality Properties Trust	6.70%	1/15/2018	987	1,044,520
Kilroy Realty LP	4.80%	7/15/2018	250	262,542
Mid-America Apartments LP	6.05%	9/1/2016	575	589,958
Reckson Operating Partnership LP	6.00%	3/31/2016	1,500	1,514,080
Regency Centers LP	5.875%	6/15/2017	1,500	1,582,342
Senior Housing Properties Trust	3.25%	5/1/2019	500	498,606
SL Green Realty Corp.	5.00%	8/15/2018	500	524,952
UDR, Inc.	5.25%	1/15/2016	175	175,170
Ventas Realty LP	1.55%	9/26/2016	250	250,217
Vereit Operating Partnership LP	2.00%	2/6/2017	1,000	992,500
Welltower, Inc.	4.125%	4/1/2019	400	417,458
Total				12,814,799

Recreation & Travel 0.36%
Carnival Corp.	1.20%	2/5/2016	1,500	1,500,497
Carnival Corp.	3.95%	10/15/2020	225	235,272
Total				1,735,769

Restaurants 0.12%
Yum! Brands, Inc.	6.25%	4/15/2016	564	571,456

See Notes to Financial Statements.	37

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Software/Services 0.38%
Fidelity National Information Services, Inc.	2.85%		10/15/2018	$650	$652,728
Hewlett-Packard Enterprise Co.†	2.85%		10/5/2018	1,150	1,150,113
Total					1,802,841

Support: Services 0.54%
Western Union Co. (The)	5.93%		10/1/2016	2,500	2,579,852

Technology Hardware & Equipment 0.84%
Hewlett-Packard Enterprise Co.†	2.059	%#	10/5/2017	4,000	4,007,764

Telecommunications: Wireline Integrated & Services 0.16%
AT&T, Inc.	5.50%		2/1/2018	500	534,757
Embarq Corp.	7.082%		6/1/2016	250	254,525
Total					789,282

Tobacco 0.33%
Altria Group, Inc.	9.70%		11/10/2018	398	478,904
Reynolds American, Inc.	3.50%		8/4/2016	500	505,412
Reynolds American, Inc.	8.125%		6/23/2019	500	588,812
Total					1,573,128

Trucking & Delivery 0.47%
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%		6/15/2019	500	492,236
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%		7/17/2018	1,125	1,132,768
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%		5/11/2017	125	127,565
Ryder System, Inc.	2.55%		6/1/2019	500	497,365
Total					2,249,934
Total Corporate Bonds (cost $153,620,730)					152,158,576

FLOATING RATE LOANS(c) 6.61%

Advertising 0.38%
Nielsen Finance LLC Term Loan A	2.287%		4/30/2019	1,850	1,846,143

Aerospace/Defense 0.42%
Delos Finance S.A.R.L. Term Loan (Luxembourg)(a)	3.50%		3/6/2021	2,000	1,996,250

Air Transportation 0.44%
Delta Air Lines, Inc. 2014 Term Loan B2	2.67%		4/18/2016	2,104	2,100,341

Cable & Satellite Television 0.56%
Charter Communications Operating LLC
Term Loan E	3.00%		7/1/2020	1,715	1,687,926

38	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)
CSC Holdings LLC Term Loan B	2.924%	4/17/2020	$991	$989,512
Total				2,677,438

Consumer/Commercial/Lease Financing 0.08%
Synchrony Financial Term Loan	2.169%	8/5/2019	403	401,755

Electronics 0.89%
Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	2,290	2,286,513
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(a)	3.00%	10/14/2021	1,995	1,965,469
Total				4,251,982

Food: Wholesale 0.13%
Aramark Corp. Term Loan E	3.25%	9/7/2019	638	637,246

Gaming 0.95%
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	2,206	2,187,142
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	2,356	2,346,463
Total				4,533,605

Media: Content 0.49%
AMC Networks, Inc. Term Loan A	1.776%	12/16/2019	2,375	2,337,902

Medical Products 0.33%
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(a)	2.422%	8/7/2019	1,584	1,582,236

Pharmaceuticals 0.47%
Amgen, Inc. Term Loan	1.607%	10/1/2018	2,135	2,131,570
Warner Chilcott Corp. 3 Year Term Loan	1.924%	10/1/2016	104	103,319
Total				2,234,889

Technology Hardware & Equipment 0.11%
Dell International LLC Term Loan B2	4.00%	4/29/2020	522	519,201

Telecommunications: Wireless 0.21%
DigitalGlobe, Inc. Term Loan	4.75%	1/31/2020	1,044	1,027,530

Telecommunications: Wireline Integrated & Services 0.42%
AT&T, Inc. Tranche A Term Loan	1.416%	3/2/2018	2,000	1,997,500

See Notes to Financial Statements.	39

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Theaters & Entertainment 0.73%
Activision Blizzard, Inc. Term Loan	3.25%		10/13/2020	$2,227	$2,226,677
Kasima LLC Term Loan	3.25%		5/17/2021	1,258	1,250,900
Total					3,477,577
Total Floating Rate Loans (cost $31,809,997)					31,621,595

FOREIGN GOVERNMENT OBLIGATION(a) 0.03%

Brazil
Federal Republic of Brazil (cost $149,124)	8.00%		1/15/2018	139	143,750

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.29%
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.161%	#	9/25/2044	500	509,888
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.027%	#	11/25/2044	100	102,700
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883%	#	1/25/2047	27	27,578
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.754%	#	2/25/2045	100	101,269
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.741%	#	4/25/2045	1,007	1,027,244
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.819%	#	6/25/2047	200	204,495
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.562%	#	8/25/2045	303	307,086
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.562%	#	8/25/2045	200	202,753
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.371%	#	5/25/2045	100	100,563
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.165%	#	4/25/2046	400	398,752
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.009%	#	10/25/2047	415	412,548
Government National Mortgage Assoc. 2013-171 IO	1.025%	#	6/16/2054	17,126	1,353,689
Government National Mortgage Assoc. 2013-193 IO	1.088%	#	1/16/2055	1,894	149,998
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048	1,640	1,676,155
Government National Mortgage Assoc. 2014-15 IO	0.996%	#	8/16/2054	18,354	1,299,249
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	123	123,153
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	182	182,241
Government National Mortgage Assoc. 2014-78 IO	0.801%	#	3/16/2056	1,116	70,951
Government National Mortgage Assoc. 2015-33 AS	2.90%	#	5/16/2054	495	502,578
Government National Mortgage Assoc. 2015-41 AD	2.90%	#	8/16/2055	575	583,861

40	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2015-73 AC	2.90%	#	2/16/2053	$1,585	$1,606,525
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,244,801)					10,943,276

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.54%
Federal Home Loan Mortgage Corp.	2.259%	#	2/1/2038	570	602,241
Federal Home Loan Mortgage Corp.	2.338%	#	4/1/2037	437	459,465
Federal Home Loan Mortgage Corp.	2.364%	#	5/1/2036	357	376,536
Federal Home Loan Mortgage Corp.	2.396%	#	10/1/2038	291	307,689
Federal Home Loan Mortgage Corp.	2.462%	#	6/1/2038	183	193,656
Federal Home Loan Mortgage Corp.	2.467%	#	10/1/2035	484	511,548
Federal Home Loan Mortgage Corp.	2.493%	#	12/1/2036	631	668,192
Federal Home Loan Mortgage Corp.	2.602%	#	9/1/2036	557	591,982
Federal Home Loan Mortgage Corp.	2.71%	#	12/1/2035	574	614,810
Federal Home Loan Mortgage Corp.	3.212%	#	12/1/2040	2,168	2,255,493
Federal Home Loan Mortgage Corp.	3.217%	#	6/1/2044	975	1,005,149
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	69	73,424
Federal National Mortgage Assoc.	2.159%	#	2/1/2036	356	373,478
Federal National Mortgage Assoc.	2.268%	#	3/1/2039	320	335,403
Federal National Mortgage Assoc.	2.327%	#	12/1/2035	532	558,506
Federal National Mortgage Assoc.	2.338%	#	11/1/2036	1,464	1,548,970
Federal National Mortgage Assoc.	2.346%	#	8/1/2037	388	409,429
Federal National Mortgage Assoc.	2.36%	#	1/1/2038	387	409,763
Federal National Mortgage Assoc.	2.386%	#	9/1/2038	250	264,203
Federal National Mortgage Assoc.	2.403%	#	8/1/2038	209	220,718
Federal National Mortgage Assoc.	2.442%	#	11/1/2038	490	517,802
Federal National Mortgage Assoc.	2.446%	#	1/1/2038	314	331,628
Federal National Mortgage Assoc.	2.469%	#	3/1/2038	202	214,794
Federal National Mortgage Assoc.	2.54%	#	12/1/2038	174	185,000
Federal National Mortgage Assoc.	3.369%	#	12/1/2040	1,126	1,184,642
Federal National Mortgage Assoc.	3.419%	#	12/1/2040	1,059	1,116,504
Federal National Mortgage Assoc.	3.457%	#	10/1/2040	1,093	1,155,258
Federal National Mortgage Assoc.	3.484%	#	11/1/2040	3,558	3,752,941
Federal National Mortgage Assoc.	5.50%		2/1/2034	626	705,047
Federal National Mortgage Assoc.	5.50%		11/1/2034	677	761,630
Total Government Sponsored Enterprises Pass-Throughs (cost $21,724,144)					21,705,901

See Notes to Financial Statements.	41

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.60%

Nursing Home 0.31%
New Jersey Econ Dev Auth	1.096%		6/15/2016	$735	$734,963
New Jersey Econ Dev Auth	2.421%		6/15/2018	750	747,750
Total					1,482,713

Transportation Infrastructure 0.29%
New Jersey Transp Tr Fnd Auth	3.60%		12/15/2017	300	306,627
New Jersey Transp Tr Fnd Auth	4.00%		12/15/2017	650	674,882
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2017	400	417,664
Total					1,399,173
Total Municipal Bonds (cost $2,885,035)					2,881,886

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 25.34%
A10 Bridge Asset Financing LLC 2015-AA A†	2.381%	#	5/15/2030	1,418	1,418,000
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	818	846,115
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.717%	#	6/15/2028	100	101,254
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%	#	6/15/2028	200	201,839
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717%	#	6/15/2028	340	340,305
BAMLL-DB Trust 2012-OSI A2FX†	3.352%		4/13/2029	449	453,147
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	2,171	2,227,342
Banc of America Commercial Mortgage Trust 2007-2 AM	5.629%	#	4/10/2049	500	516,585
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	700	724,892
Banc of America Re-REMIC Trust 2009-UB2 A4B2†	5.552%	#	6/24/2049	1,759	1,823,175
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	125	127,817
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	700	693,954
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	302	292,648
BBCMS Trust 2015-VFM X IO†	0.502%	#	3/12/2036	55,817	1,658,606
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.722%	#	6/11/2040	1,230	1,281,511
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.882%	#	6/11/2050	1,150	1,210,853
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	83	89,288
Boca Hotel Portfolio Trust 2013-BOCA D†	3.381%	#	8/15/2026	360	359,583
CD Commercial Mortgage Trust 2007-CD4 WFC3†	5.693%	#	12/11/2049	3,378	3,475,640

42	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.574%	#	12/15/2047	$133	$151,722
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.281%	#	6/15/2031	350	348,948
CG-CCRE Commercial Mortgage Trust 2014-FL1 XCP IO†	1.411%	#	6/15/2031	2,658	6,672
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	324	326,623
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	243	245,082
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.786%	#	4/10/2028	111	106,166
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	250	250,883
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911%	#	1/12/2030	750	749,237
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.305%	#	5/10/2047	4,414	341,665
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.226%	#	7/10/2047	3,784	71,468
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.479%	#	6/10/2048	4,055	130,338
Citigroup Commercial Mortgage Trust 2015-SSHP B†	1.981%	#	9/15/2017	4,438	4,454,524
Citigroup Commercial Mortgage Trust 2015-SSHP C†	2.431%	#	9/15/2017	5,000	5,018,756
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%		4/15/2047	925	963,636
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.991%	#	7/10/2046	100	111,486
Commercial Mortgage Pass-Through Certificates 2012-9W57 X IO†	1.399%	#	2/10/2029	8,000	98,655
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	365	360,004
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	2,000	2,020,955
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	522	510,491
Commercial Mortgage Pass-Through Certificates 2013-THL B†	1.876%	#	6/8/2030	225	224,780
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.295%	#	8/10/2047	1,714	119,382

See Notes to Financial Statements.	43

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.267%	#	7/13/2031	$468	$463,323
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.201%	#	6/11/2027	230	227,432
Commercial Mortgage Pass-Through Certificates 2014-LC17 XB IO†	0.041%	#	10/10/2047	58,568	344,409
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.481%	#	6/15/2034	187	186,760
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	2.081%	#	6/15/2034	375	373,960
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.731%	#	6/15/2034	375	373,628
Commercial Mortgage Pass-Through Certificates 2014-SAVA XCP IO†	3.373%	#	6/15/2034	5,932	92,434
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.098%	#	9/10/2047	3,746	220,639
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685%	#	5/10/2048	1,000	989,725
Commercial Mortgage Trust 2006-GG7 AM	5.826%	#	7/10/2038	975	986,090
Core Industrial Trust 2015-WEST XA IO†	0.935%	#	2/10/2037	2,882	210,400
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	50	52,276
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	333	364,055
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	895	1,001,229
Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.509%		9/15/2039	2,000	2,038,370
Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA†	0.734%	#	11/22/2046	604	563,335
Credit Suisse Mortgage Capital Certificates 2014-TIKI B†	1.681%	#	9/15/2038	152	150,455
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.131%	#	9/15/2038	465	460,123
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552%	#	9/15/2037	20,000	892,500
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	1.651%	#	4/15/2029	152	152,044
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.181%	#	4/15/2029	478	474,905
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	320	320,793

44	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	$783	$810,173
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	592	593,976
DBUBS Mortgage Trust 2011-LC2A B†	4.998%		7/10/2044	100	108,879
DBUBS Mortgage Trust 2011-LC2A D†	5.453%	#	7/10/2044	300	313,820
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	500	517,072
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	369	373,851
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#	6/10/2034	962	22,498
Extended Stay America Trust 2013-ESH7 A27†	2.958%		12/5/2031	1,260	1,263,848
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	800	802,951
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	500	501,767
Great Wolf Trust 2015-WOLF A†	1.781%	#	5/15/2034	151	150,475
Great Wolf Trust 2015-WOLF C†	2.831%	#	5/15/2034	151	149,748
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	256	258,229
GS Mortgage Securities Corp. II 2013-KING C†	3.435%	#	12/10/2027	2,250	2,270,499
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%		6/5/2031	241	244,551
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	408	415,772
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%		1/10/2030	200	201,786
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%		1/10/2031	130	132,604
GS Mortgage Securities Trust 2006-GG8 AM	5.591%		11/10/2039	440	449,002
GS Mortgage Securities Trust 2010-C1 D†	6.079%	#	8/10/2043	100	105,282
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	920	897,709
H/2 Asset Funding 2015-1A-AFL	2.074%		6/24/2049	746	739,392
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	373	372,383
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	369	364,752
HILT Mortgage Trust 2014-ORL B†	1.531%	#	7/15/2029	200	197,902
HILT Mortgage Trust 2014-ORL C†	1.931%	#	7/15/2029	750	742,570
HILT Mortgage Trust 2014-ORL XCP IO†	1.104%		7/15/2029	1,000	464
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	154	152,088
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%		6/12/2047	2,099	2,150,292
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	500	517,425
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%		11/15/2043	250	266,294
JPMorgan Chase Commercial Mortgage Securities Trust 2010-CNTR B†	5.023%		8/5/2032	2,000	2,198,714
JPMorgan Chase Commercial Mortgage Securities Trust 2010-CNTR C†	5.513%		8/5/2032	2,585	2,872,449
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.231%	#	4/15/2027	400	399,668

See Notes to Financial Statements.	45

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.581%	#	4/15/2027	$250	$249,811
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	223	227,914
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.263%	#	4/15/2047	1,963	92,969
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.282%	#	4/15/2047	1,000	24,656
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	2,546	2,615,040
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	1,359	1,398,844
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805%	#	6/10/2027	866	873,462
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#	6/10/2027	1,487	20,632
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#	6/10/2027	661	1,752
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	2.531%	#	12/15/2030	250	249,584
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.431%	#	12/15/2030	500	498,958
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	2.431%	#	7/15/2031	250	248,431
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 XCP IO†	0.478%	#	5/15/2016	70,793	17,698
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.251%	#	6/15/2029	1,021	1,015,950
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	2.031%	#	6/15/2029	150	148,457
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.96%	#	5/15/2048	2,988	144,297
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XB IO†	0.136%	#	9/5/2032	46,250	290,163
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.857%	#	11/14/2027	1,816	1,846,851
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857%	#	11/14/2027	156	156,641
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.857%	#	11/14/2027	126	127,235
LB-UBS Commercial Mortgage Trust 2006-C4 AM	5.84%	#	6/15/2038	720	732,711
LB-UBS Commercial Mortgage Trust 2006-C6 AM	5.413%		9/15/2039	4,439	4,522,785

46	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	$1,110	$1,135,395
LMREC, Inc. 2015-CRE1 A†	2.168%	#	2/22/2032	755	746,189
LMREC, Inc. 2015-CRE1 B†	3.913%	#	2/22/2032	100	98,293
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.00%	#	1/20/2041	1,739	46,510
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#	4/20/2048	297	296,910
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	500	513,370
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	40	40,885
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.767%	#	7/15/2050	9,961	450,069
Morgan Stanley Capital I Trust 2005-IQ9 B	4.86%		7/15/2056	450	454,758
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.723%	#	4/12/2049	175	181,487
Morgan Stanley Capital I Trust 2007-IQ15 AM	5.917%	#	6/11/2049	813	852,271
Morgan Stanley Capital I Trust 2011-C3 A4	4.118%		7/15/2049	714	761,653
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.601%	#	3/15/2045	25,348	2,043,029
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	709	701,247
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#	7/13/2029	100,000	629,000
Motel 6 Trust 2015-MTL6 A2†	2.605%		2/5/2030	911	904,687
Motel 6 Trust 2015-MTL6 B†	3.298%		2/5/2030	422	418,619
Motel 6 Trust 2015-MTL6 C†	3.644%		2/5/2030	322	319,507
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	550	542,001
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	203	201,774
Nationslink Funding Corp. Commercial Loan Pass-Through Certificate 1999-LTL1 C†	7.399%		1/22/2026	263	269,506
NorthStar Real Estate CDO Ltd. 2013 -1A†	2.272%	#	8/25/2029	600	601,299
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.422%	#	8/25/2029	500	506,432
PFP III Ltd. 2014-1 AS†	1.995%	#	6/14/2031	1,000	999,936
PFP III Ltd. 2014-1 B†	2.695%	#	6/14/2031	1,000	1,000,739
PFP III Ltd. 2014-1 C†	3.245%	#	6/14/2031	2,000	1,998,509
Prima Capital CRE Securization 2006-1	2.55%		8/26/2049	1,913	1,873,210
RAIT Trust 2014-FL2 B†	2.481%	#	5/13/2031	1,000	979,678
RBSCF Trust 2010-RR3 WBTB†	5.952%	#	2/16/2051	1,500	1,554,366
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.401%	#	4/15/2032	203	202,501
Selkirk Ltd. 1 A†	1.329%		2/20/2041	137	135,976
TimberStar Trust I 2006-1A A†	5.668%		10/15/2036	1,549	1,589,402
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	525	538,110
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.301%	#	10/15/2044	3,500	3,504,220
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	667	678,187

See Notes to Financial Statements.	47

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	$166	$171,119
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	2,075	2,152,565
Wells Fargo Commercial Mortgage Trust 2015-C27 XB IO	0.357%	#	2/15/2048	68,008	2,060,088
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.776%	#	6/15/2048	2,491	125,895
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.018%	#	6/15/2048	40,645	159,938
Wells Fargo Commercial Mortgage Trust 2015-LC20 XB IO	0.476%	#	4/15/2050	24,333	931,621
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.833%	#	12/15/2047	2,619	142,994
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	25	26,293
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	1,000	1,035,336
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	582	584,475
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	956	956,326
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.21%	#	5/15/2047	3,882	252,960
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.573%	#	5/15/2047	765	34,168
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.608%	#	8/15/2047	15,000	724,323
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.953%	#	9/15/2057	12,878	729,915
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.453%	#	9/15/2057	14,000	487,264
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.709%	#	10/15/2057	7,918	326,748
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#	10/15/2057	5,000	111,783
Total Non-Agency Commercial Mortgage-Backed Securities (cost $123,687,048)					121,240,174

U.S. TREASURY OBLIGATIONS 3.01%
U.S. Treasury Note	0.875%		10/15/2017	3,661	3,650,489
U.S. Treasury Note	1.375%		10/31/2020	2,839	2,789,150
U.S. Treasury Note	1.625%		11/30/2020	6,151	6,115,078
U.S. Treasury Note	2.625%		11/15/2020	1,781	1,850,780
Total U.S. Treasury Obligations (cost $14,471,570)					14,405,497
Total Long-Term Investments (cost $431,312,051)					426,629,222

48	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 7.95%

COMMERCIAL PAPER 0.78%

Electric: Integrated 0.26%
Entergy Corp.	Zero Coupon	1/6/2016	$750	$749,964
Entergy Corp.	Zero Coupon	1/7/2016	500	499,963
Total				1,249,927

Gas Distribution 0.21%
Enable Midstream Partners LP	Zero Coupon	1/13/2016	1,000	999,124

Telecommunications: Wireless 0.31%
Vodafone Group plc	Zero Coupon	4/11/2016	500	499,187
Vodafone Group plc	Zero Coupon	4/11/2016	1,000	998,374
Total				1,497,561
Total Commercial Paper (cost $3,744,754)				3,746,612

CORPORATE BONDS 7.00%

Auto Loans 0.04%
Hyundai Capital Services, Inc. (South Korea)†(a)	4.375%	7/27/2016	200	202,841

Banking 0.86%
Associated Banc-Corp.	5.125%	3/28/2016	2,120	2,131,650
Countrywide Financial Corp.	6.25%	5/15/2016	730	742,371
Fifth Third Bancorp	3.625%	1/25/2016	1,041	1,042,854
Intesa Sanpaolo SpA (Italy)(a)	3.125%	1/15/2016	200	200,101
Total				4,116,976

Brokerage 0.05%
Raymond James Financial, Inc.	4.25%	4/15/2016	250	251,918

Building Materials 0.16%
CRH America, Inc.	4.125%	1/15/2016	500	500,368
Lafarge SA (France)(a)	6.50%	7/15/2016	250	256,343
Total				756,711

Consumer/Commercial/Lease Financing 0.48%
Air Lease Corp.	4.50%	1/15/2016	2,296	2,297,492

Electric: Integrated 0.37%
Jersey Central Power & Light Co.	5.625%	5/1/2016	761	770,719
Ohio Power Co.	6.00%	6/1/2016	400	407,456
TECO Finance, Inc.	4.00%	3/15/2016	595	597,912
Total				1,776,087

See Notes to Financial Statements.	49

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 0.53%
Canadian Natural Resources Ltd. (Canada)(a)	0.978%	#	3/30/2016	$500	$498,919
Canadian Natural Resources Ltd. (Canada)(a)	6.00%		8/15/2016	1,000	1,026,672
Pioneer Natural Resources Co.	5.875%		7/15/2016	1,000	1,015,759
Total					2,541,350

Food: Wholesale 0.63%
Bunge Ltd. Finance Corp.	4.10%		3/15/2016	1,000	1,005,182
ConAgra Foods, Inc.	1.30%		1/25/2016	2,000	2,000,320
Total					3,005,502

Forestry/Paper 0.10%
International Paper Co.	5.25%		4/1/2016	500	504,655

Gas Distribution 0.83%
Enbridge, Inc. (Canada)(a)	0.976%	#	10/1/2016	500	496,342
Enterprise Products Operating LLC	3.20%		2/1/2016	500	500,169
ONEOK Partners LP	3.25%		2/1/2016	500	500,874
ONEOK Partners LP	6.15%		10/1/2016	358	367,573
Plains All American Pipeline LP/PAA Finance Corp.	5.875%		8/15/2016	300	305,636
Sempra Energy	6.50%		6/1/2016	1,000	1,018,265
Tennessee Gas Pipeline Co. LLC	8.00%		2/1/2016	85	85,312
TransCanada PipeLines Ltd. (Canada)(a)	7.69%		6/30/2016	500	514,397
Transcontinental Gas Pipe Line Co. LLC	6.40%		4/15/2016	175	177,156
Total					3,965,724

Life Insurance 0.09%
Unum Group	7.125%		9/30/2016	400	415,896

Media: Diversified 0.31%
Viacom, Inc.	2.50%		12/15/2016	250	250,576
Viacom, Inc.	6.25%		4/30/2016	1,201	1,219,614
Total					1,470,190

Oil Field Equipment & Services 0.31%
Schlumberger SA (France)†(a)	2.65%		1/15/2016	1,300	1,300,576
Weatherford International Ltd.	5.50%		2/15/2016	175	174,344
Total					1,474,920

Oil Refining & Marketing 0.05%
Marathon Petroleum Corp.	3.50%		3/1/2016	250	250,714

50	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.72%
BioMed Realty LP	3.85%	4/15/2016	$1,100	$1,103,448
Brandywine Operating Partnership LP	6.00%	4/1/2016	250	252,552
DDR Corp.	9.625%	3/15/2016	250	253,916
First Industrial LP	5.75%	1/15/2016	812	812,760
Liberty Property LP	5.50%	12/15/2016	500	516,537
Welltower, Inc.	6.20%	6/1/2016	501	510,776
Total				3,449,989

Technology Hardware & Equipment 0.60%
Juniper Networks, Inc.	3.10%	3/15/2016	1,750	1,755,674
Pitney Bowes, Inc.	4.75%	1/15/2016	250	250,235
Xerox Corp.	6.40%	3/15/2016	500	504,631
Xerox Corp.	7.20%	4/1/2016	350	354,544
Total				2,865,084

Telecommunications: Wireline Integrated & Services 0.05%
Qwest Corp.	8.375%	5/1/2016	230	233,738

Trucking & Delivery 0.82%
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	3/15/2016	1,350	1,352,400
Ryder System, Inc.	5.85%	11/1/2016	2,475	2,566,075
Total				3,918,475
Total Corporate Bonds (cost $33,525,806)				33,498,262

MUNICIPAL BONDS 0.17%

Nursing Home
IL St	4.961%	3/1/2016	260	261,609
New Jersey Econ Dev Auth	Zero Coupon	2/15/2016	550	549,236
Total Municipal Bonds (cost $810,844)				810,845
Total Short-Term Investments (cost $38,081,404)				38,055,719
Total Investments in Securities 97.12% (cost $469,393,455)				464,684,941
Cash, Foreign Cash and Other Assets in Excess of Liabilities(d) 2.88%				13,762,593
Net Assets 100.00%				$478,447,534

See Notes to Financial Statements.	51

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

IO	Interest Only.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2015.
(a)	Foreign security traded in U.S. dollars.
(b)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of December 31, 2015.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at December 31, 2015.
(d)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at December 31, 2015:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Argentine peso	Buy	Bank of America	3/10/2016	55,524,000	$3,713,980	$4,026,336	$312,356
Argentine peso	Buy	Bank of America	3/17/2016	221,526,000	14,967,973	15,966,195	998,222
Argentine peso	Buy	J.P. Morgan	3/2/2016	56,806,000	3,714,024	4,150,586	436,562
Argentine peso	Buy	J.P. Morgan	3/2/2016	111,531,000	7,427,972	8,149,123	721,151
Argentine peso	Buy	J.P. Morgan	3/10/2016	112,839,000	7,428,017	8,182,546	754,529
Colombian peso	Buy	J.P. Morgan	3/10/2016	479,000,000	143,365	149,842	6,477
Colombian peso	Buy	J.P. Morgan	3/10/2016	16,200,000,000	4,892,486	5,067,734	175,248
euro	Buy	J.P. Morgan	1/13/2016	365,000	386,443	396,746	10,303
Hungarian forint	Buy	Citibank N.A.	2/12/2016	111,200,000	382,543	382,891	348
Hungarian forint	Buy	Deutsche Bank AG	2/12/2016	113,790,000	387,463	391,809	4,346
Hungarian forint	Buy	Morgan Stanley	2/12/2016	6,050,000,000	20,749,969	20,831,742	81,773
Indian rupee	Buy	Bank of America	2/12/2016	146,200,000	2,167,114	2,196,994	29,880
Indian rupee	Buy	Bank of America	3/10/2016	799,450,000	11,820,937	11,966,702	145,765
Indian rupee	Buy	UBS AG	2/12/2016	22,725,000	337,695	341,496	3,801
Indonesian rupiah	Buy	Deutsche Bank AG	3/10/2016	260,100,000,000	18,388,123	18,420,770	32,647
Indonesian rupiah	Buy	J.P. Morgan	1/13/2016	7,500,000,000	527,018	542,265	15,247
Indonesian rupiah	Buy	J.P. Morgan	2/12/2016	264,000,000,000	18,670,438	18,847,610	177,172
Indonesian rupiah	Buy	J.P. Morgan	3/10/2016	4,050,000,000	286,543	286,829	286
Indonesian rupiah	Buy	State Street Bank and Trust	2/12/2016	6,805,000,000	483,310	485,826	2,516
Malaysian ringgit	Buy	J.P. Morgan	1/13/2016	23,000,000	5,175,168	5,330,192	155,024
Philippine peso	Buy	Barclays Bank plc	2/12/2016	592,000,000	12,446,911	12,570,566	123,655
Philippine peso	Buy	Barclays Bank plc	2/12/2016	243,100,000	5,113,481	5,162,001	48,520
Philippine peso	Buy	J.P. Morgan	3/10/2016	18,230,000	381,229	385,957	4,728
Philippine peso	Buy	Morgan Stanley	3/10/2016	9,150,000	190,951	193,719	2,768
Philippine peso	Buy	State Street Bank and Trust	3/10/2016	372,000,000	7,844,791	7,875,812	31,021

52	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Open Forward Foreign Currency Exchange Contracts at December 31, 2015: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Philippine peso	Buy	UBS AG	2/12/2016	18,400,000	$388,036	$390,707	$2,671
Polish zloty	Buy	Bank of America	2/12/2016	59,000,000	14,886,021	15,028,325	142,304
Polish zloty	Buy	Bank of America	3/10/2016	2,375,000	594,836	604,695	9,859
Polish zloty	Buy	Deutsche Bank AG	2/12/2016	1,565,000	387,620	398,633	11,013
Polish zloty	Buy	Morgan Stanley	3/10/2016	1,900,000	482,045	483,756	1,711
Polish zloty	Buy	UBS AG	3/10/2016	760,000	192,417	193,502	1,085
Romanian new leu	Buy	Goldman Sachs	1/13/2016	1,020,000	242,086	245,304	3,218
Romanian new leu	Buy	State Street Bank and Trust	1/13/2016	39,980,000	9,507,729	9,614,956	107,227
South Korean won	Buy	Morgan Stanley	3/10/2016	170,500,000	143,261	144,848	1,587
South Korean won	Buy	Morgan Stanley	3/10/2016	395,000,000	334,003	335,571	1,568
Thai baht	Buy	Bank of America	1/13/2016	275,000,000	7,630,411	7,640,296	9,885
Thai baht	Buy	J.P. Morgan	2/12/2016	200,500,000	5,546,028	5,566,242	20,214
Thai baht	Buy	J.P. Morgan	3/10/2016	491,350,000	13,624,201	13,631,982	7,781
Thai baht	Buy	State Street Bank and Trust	3/10/2016	10,400,000	286,304	288,537	2,233
Turkish lira	Buy	Barclays Bank plc	3/10/2016	700,000	235,012	235,558	546
Turkish lira	Buy	Citibank N.A.	3/10/2016	4,900,000	1,640,400	1,648,906	8,506
Turkish lira	Buy	Deutsche Bank AG	1/13/2016	11,200,000	3,747,905	3,830,389	82,484
Turkish lira	Buy	Deutsche Bank AG	2/12/2016	32,550,000	10,869,355	11,036,927	167,572
Turkish lira	Buy	J.P. Morgan	3/10/2016	14,470,000	4,842,863	4,869,322	26,459
Turkish lira	Buy	Morgan Stanley	1/13/2016	15,850,000	5,325,735	5,420,684	94,949
Turkish lira	Buy	Morgan Stanley	2/12/2016	30,430,000	10,157,554	10,318,086	160,532
Brazilian real	Sell	Goldman Sachs	1/13/2016	18,450,000	4,852,859	4,650,728	202,131
euro	Sell	Barclays Bank plc	1/13/2016	4,730,000	5,213,542	5,141,397	72,145
Hungarian forint	Sell	Citibank N.A.	1/13/2016	137,000,000	478,239	472,067	6,172
Hungarian forint	Sell	Deutsche Bank AG	1/13/2016	138,300,000	477,622	476,546	1,076
Indonesian rupiah	Sell	Morgan Stanley	1/13/2016	7,500,000,000	546,082	542,265	3,817
Indonesian rupiah	Sell	State Street Bank and Trust	2/12/2016	49,770,000,000	3,603,910	3,553,203	50,707
Malaysian ringgit	Sell	J.P. Morgan	1/13/2016	46,400,000	10,874,150	10,753,083	121,067
Polish zloty	Sell	Goldman Sachs	1/13/2016	930,000	240,342	237,048	3,294
Romanian new leu	Sell	J.P. Morgan	1/13/2016	41,000,000	10,462,547	9,860,260	602,287
South African rand	Sell	Morgan Stanley	1/13/2016	4,400,000	289,070	284,120	4,950
South Korean won	Sell	UBS AG	2/12/2016	281,000,000	239,683	238,858	825
Taiwan dollar	Sell	J.P. Morgan	3/10/2016	354,300,000	10,768,997	10,741,083	27,914
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$6,234,134

See Notes to Financial Statements.	53

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Open Forward Foreign Currency Exchange Contracts at December 31, 2015: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Brazilian real	Buy	Goldman Sachs	2/12/2016	53,230,000	$13,639,396	$13,283,156	$(356,240)
Brazilian real	Buy	Goldman Sachs	3/10/2016	3,710,000	959,954	918,777	(41,177)
Brazilian real	Buy	Morgan Stanley	1/13/2016	53,500,000	13,491,363	13,485,851	(5,512)
Brazilian real	Buy	State Street Bank and Trust	2/12/2016	3,440,000	872,100	858,427	(13,673)
Chilean peso	Buy	J.P. Morgan	3/10/2016	9,514,000,000	13,416,061	13,327,962	(88,099)
Chilean peso	Buy	J.P. Morgan	3/10/2016	3,370,000,000	4,785,233	4,720,962	(64,271)
Chilean peso	Buy	Morgan Stanley	3/10/2016	9,514,000,000	13,417,007	13,327,962	(89,045)
Colombian peso	Buy	Bank of America	2/12/2016	55,385,000,000	19,217,557	17,378,685	(1,838,872)
Colombian peso	Buy	J.P. Morgan	3/10/2016	38,400,000,000	12,054,131	12,012,407	(41,724)
Hungarian forint	Buy	Morgan Stanley	1/13/2016	4,250,000,000	15,386,843	14,644,406	(742,437)
Hungarian forint	Buy	Morgan Stanley	2/12/2016	82,600,000	285,995	284,414	(1,581)
Indian rupee	Buy	Morgan Stanley	2/12/2016	1,848,000,000	27,810,384	27,770,480	(39,904)
Mexican peso	Buy	Deutsche Bank AG	3/10/2016	82,100,000	4,796,093	4,741,780	(54,313)
Mexican peso	Buy	J.P. Morgan	1/13/2016	26,656,000	1,600,343	1,545,752	(54,591)
Mexican peso	Buy	J.P. Morgan	2/12/2016	578,000,000	34,094,160	33,446,246	(647,914)
Philippine peso	Buy	J.P. Morgan	1/13/2016	330,000,000	7,128,970	7,031,625	(97,345)
Polish zloty	Buy	Barclays Bank plc	1/13/2016	66,100,000	17,584,791	16,848,244	(736,547)
Russian ruble	Buy	Barclays Bank plc	3/10/2016	17,300,000	239,125	233,418	(5,707)
Russian ruble	Buy	J.P. Morgan	1/13/2016	665,000,000	10,424,014	9,107,092	(1,316,922)
Russian ruble	Buy	J.P. Morgan	2/12/2016	212,100,000	3,195,721	2,880,991	(314,730)
Russian ruble	Buy	J.P. Morgan	3/10/2016	1,257,000,000	17,715,453	16,959,882	(755,571)
Russian ruble	Buy	Morgan Stanley	2/12/2016	450,000,000	6,767,935	6,112,428	(655,507)
Singapore dollar	Buy	State Street Bank and Trust	2/12/2016	1,020,000	721,559	718,450	(3,109)
South African rand	Buy	Bank of America	2/12/2016	81,550,000	5,604,657	5,236,830	(367,827)
South African rand	Buy	Deutsche Bank AG	1/13/2016	148,000,000	10,843,529	9,556,763	(1,286,766)
South African rand	Buy	Deutsche Bank AG	3/10/2016	204,660,000	13,778,292	13,077,074	(701,218)
South African rand	Buy	J.P. Morgan	2/12/2016	7,080,000	482,975	454,651	(28,324)
South African rand	Buy	UBS AG	3/10/2016	5,100,000	334,559	325,872	(8,687)
South Korean won	Buy	Bank of America	2/12/2016	14,800,000,000	12,800,886	12,580,427	(220,459)
South Korean won	Buy	Bank of America	3/10/2016	12,700,000,000	10,875,243	10,789,259	(85,984)
South Korean won	Buy	Barclays Bank plc	3/10/2016	11,035,000,000	9,391,489	9,374,762	(16,727)
Thai baht	Buy	J.P. Morgan	3/10/2016	392,300,000	10,900,250	10,883,946	(16,304)
Argentine peso	Sell	Bank of America	3/17/2016	34,800,000	2,383,562	2,508,164	(124,602)
Argentine peso	Sell	Bank of America	3/17/2016	36,500,000	2,385,621	2,630,690	(245,069)
Australian dollar	Sell	Standard Chartered Bank	3/10/2016	6,690,000	4,839,961	4,859,377	(19,416)

54	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Open Forward Foreign Currency Exchange Contracts at December 31, 2015: (concluded)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Hungarian forint	Sell	Deutsche Bank AG	1/13/2016	667,000,000	$2,283,863	$2,298,310	$(14,447)
Hungarian forint	Sell	Morgan Stanley	1/13/2016	84,500,000	287,150	291,165	(4,015)
Indian rupee	Sell	Morgan Stanley	2/12/2016	22,600,000	335,371	339,617	(4,246)
Malaysian ringgit	Sell	Bank of America	1/13/2016	1,900,000	431,243	440,320	(9,077)
Polish zloty	Sell	Morgan Stanley	1/13/2016	2,470,000	622,398	629,579	(7,181)
Singapore dollar	Sell	State Street Bank and Trust	2/12/2016	11,100,000	7,764,247	7,818,424	(54,177)
Thai baht	Sell	UBS AG	1/13/2016	12,100,000	335,489	336,173	(684)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(11,180,001)

Open Futures Contracts at December 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2016	275	Short	$(59,739,453)	$81,170
U.S. 5-Year Treasury Note	March 2016	622	Short	(73,595,235)	173,843
U.S. 10-Year Treasury Note	March 2016	72	Short	(9,065,250)	31,936
Totals				$(142,399,938)	$286,949

See Notes to Financial Statements.	55

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Credit Default Swaps on Indexes – Sell Protection at December 31, 2015(1):

								Credit
								Default
								Swap
			Original	Current				Agreements
Referenced	Fund	Termination	Notional	Notional	Fair	Payments	Unrealized	Payable at
Index*	Receives	Date	Amount	Amount	Value(2)	Upfront(3)	Appreciation(4)	Fair Value(5)
Markit CMBX.
NA.AAA.2(6)	.07%	3/15/2049	$500,000	$344,348	$499,775	$(11,468)	$11,243	$(225)
Markit CMBX.
NA.AAA.3(6)	.08%	12/13/2049	1,000,000	905,718	997,050	(33,317)	30,367	(2,950)
Markit CMBX.
NA.AAA.2(7)	.07%	3/15/2049	500,000	344,348	499,775	(13,183)	12,958	(225)
Markit CMBX.
NA.AAA.2(8)	.07%	3/15/2049	1,300,000	895,306	1,299,415	(65,869)	65,284	(585)
						$(123,837)	$119,852	$(3,985)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $119,852. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Morgan Stanley.
(8)	Swap Counterparty: UBS AG.
*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(n)).

Centrally Cleared Interest Rate Swap Contracts at December 31, 2015:

Periodic	Periodic
Payments	Payments
to be Made	to be Received	Central	Termination	Notional	Fair	Unrealized
By The Fund	By The Fund	Clearinghouse	Date	Amount	Value	Depreciation
0.539%	3-Month LIBOR Index	Credit Suisse	1/10/2016	$13,000,000	$12,999,332	$(668)
0.7825%	3-Month LIBOR Index	Credit Suisse	10/6/2016	23,000,000	22,999,577	(423)
Total						$(1,091)

56	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2015

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Other	$–	$27,851317	$2,478,084	(4)(6)	$30,329,401
Remaining Industries	–	41,199,166	–		41,199,166
Corporate Bonds	–	185,656,838	–		185,656,838
Floating Rate Loans(5)
Advertising	–	1,846,143	–		1,846,143
Aerospace/Defense	–	1,996,250	–		1,996,250
Air Transportation	–	2,100,341	–		2,100,341
Cable & Satellite Television	–	2,677,438	–		2,677,438
Consumer/Commercial/Lease Financing	–	401,755	–		401,755
Electronics	–	4,251,982	–		4,251,982
Food: Wholesale	–	637,246	–		637,246
Gaming	–	4,533,605	–		4,533,605
Media: Content	–	2,337,902	–		2,337,902
Medical Products	–	1,582,236	–		1,582,236
Pharmaceuticals	–	2,131,570	103,319		2,234,889
Technology Hardware & Equipment	–	519,201	–		519,201
Telecommunications: Wireless	–	1,027,530	–		1,027,530
Telecommunications: Wireline Integrated & Services	–	–	1,997,500		1,997,500
Theaters & Entertainment	–	3,477,577	–		3,477,577
Foreign Government Obligation	–	143,750	–		143,750
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	10,740,523	202,753	(4)	10,943,276
Government Sponsored Enterprises Pass-Throughs	–	21,705,901	–		21,705,901
Municipal Bonds	–	3,692,731	–		3,692,731
Non-Agency Commercial Mortgage-Backed Securities	–	115,618,939	5,621,235	(4)(7)	121,240,174
U.S. Treasury Obligations	–	14,405,497	–		14,405,497
Commercial Paper	–	3,746,612	–		3,746,612
Total	$–	$454,282,050	$10,402,891		$464,684,941

See Notes to Financial Statements.	57

Schedule of Investments (concluded)

EMERGING MARKETS CURRENCY FUND December 31, 2015

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps
Assets	$–	$–	$–	$–
Liabilities	–	(3,985)	–	(3,985)
Forward Foreign Currency Exchange Contracts
Assets	–	6,234,134	–	6,234,134
Liabilities	–	(11,180,001)	–	(11,180,001)
Futures Contracts
Assets	286,949	–	–	286,949
Liabilities	–	–	–	–
Interest Rate Swaps
Assets	–	–	–	–
Liabilities	–	(1,091)	–	(1,091)
Total	$286,949	$(4,950,943)	$–	$(4,663,994)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended December 31, 2015.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(6)	Asset-Backed Securities categorized as Level 3 investment includes Diamond Resorts Owner Trust 2015-2A and H/2 Asset Funding 2014-1 Ltd.
(7)	Non-Agency Commercial Mortgage-Back Securities categorized as Level 3 investment includes A10 Bridge Asset Financing LLC 2015-AA A, Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA, H/2 Asset Funding 2015-1A-AFL, H/2 Asset Funding 2015-1A-AFX, H/2 Asset Funding 2015-1A-BFX, JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XB IO and Prima Capital CRE Securization 2006-1.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

			Government
			Sponsored	Non-Agency
			Enterprises	Commercial
			Collateralized	Mortgage-
	Asset-Backed	Floating	Mortgage	Backed
Investment Type	Securities	Rate Loans	Obligations	Securities
Balance as of January 1, 2015	$–	$273,987	$–	$–
Accrued discounts/premiums	–	(120)	93	(8,887)
Realized gain (loss)	6	(304)	–	23,623
Change in unrealized appreciation/depreciation	4	(1,422)	3,081	(64,001)
Purchases	484,860	1,999,151	–	5,140,081
Sales	(19,984)	(170,473)	–	(587,891)
Net transfers in or out of Level 3	2,013,198	–	199,579	1,118,310
Balance as of December 31, 2015	$2,478,084	$2,100,819	$202,753	$5,621,235

58	See Notes to Financial Statements.

Schedule of Investments

EMERGING MARKETS LOCAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN CORPORATE BONDS(a) 10.38%

Brazil 0.47%

Banks: Regional
Banco do Brasil SA	9.75%	7/18/2017	BRL	155	$35,652

Colombia 1.04%

Electric: Power
Empresas Publicas de Medellin ESP†	7.625%	9/10/2024	COP	290,000	79,058

Luxembourg 1.48%

Banks: Regional
Russian Agricultural Bank OJSC Via RSHB
Capital SA†	8.625%	2/17/2017	RUB	3,300	44,024
Sberbank of Russia Via SB Capital SA	7.00%	1/31/2016	RUB	5,000	68,370
Total					112,394

Mexico 4.12%

Media 1.05%
Grupo Televisa SAB	8.49%	5/11/2037	MXN	1,400	79,884

Oil 2.07%
Petroleos Mexicanos†	7.65%	11/24/2021	MXN	2,750	157,065

Telecommunications 1.00%
America Movil SAB de CV	9.00%	1/15/2016	MXN	1,300	75,565
Total					312,514

South Africa 2.02%

Electric: Power 1.32%
Eskom Holdings SOC Ltd.	Zero Coupon	12/31/2018	ZAR	800	35,128
Eskom Holdings SOC Ltd.	9.25%	4/20/2018	ZAR	1,000	64,608
Total					99,736

Transportation: Miscellaneous 0.70%
Transnet SOC Ltd.	8.90%	11/14/2027	ZAR	1,000	53,411
Total					153,147

Turkey 1.25%

Banks: Regional
Akbank TAS†	7.50%	2/5/2018	TRY	305	94,378
Total Foreign Corporate Bonds (cost $1,307,722)					787,143

See Notes to Financial Statements.	59

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(a) 81.63%

Brazil 10.20%
Brazil Letras do Tesouro Nacional	Zero Coupon	1/1/2016	BRL	905	$228,752
Brazil Letras do Tesouro Nacional	Zero Coupon	7/1/2018	BRL	2,340	403,971
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2017	BRL	215	51,868
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2021	BRL	440	88,808
Total					773,399

Colombia 4.61%
Colombian TES Series B	6.00%	4/28/2028	COP	960,000	238,183
Colombian TES Series B	10.00%	7/24/2024	COP	320,000	111,426
Total					349,609

Hungary 6.25%
Hungary Government Bond	5.50%	12/20/2018	HUF	52,700	197,915
Hungary Government Bond	6.00%	11/24/2023	HUF	47,000	191,846
Hungary Government Bond	7.50%	11/12/2020	HUF	20,100	84,293
Total					474,054

Indonesia 9.25%
Indonesia Treasury Bond	7.00%	5/15/2022	IDR	2,260,000	148,796
Indonesia Treasury Bond	8.375%	3/15/2024	IDR	850,000	60,183
Indonesia Treasury Bond	9.50%	7/15/2031	IDR	4,589,000	344,849
Indonesia Treasury Bond	10.00%	2/15/2028	IDR	1,900,000	147,376
Total					701,204

Malaysia 4.86%
Malaysia Government Bond	3.48%	3/15/2023	MYR	370	82,572
Malaysia Government Bond	3.844%	4/15/2033	MYR	225	47,301
Malaysia Government Bond	4.16%	7/15/2021	MYR	1,010	238,732
Total					368,605

Mexico 6.02%
Mexican Bonos	7.75%	5/29/2031	MXN	1,200	76,507
Mexican Bonos	7.75%	11/13/2042	MXN	1,500	95,328
Mexican Bonos	8.00%	12/7/2023	MXN	3,300	214,695
Mexican Bonos	8.50%	5/31/2029	MXN	1,020	69,345
Total					455,875

60	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Peru 4.36%
Peru Government Bond	5.20%	9/12/2023	PEN	1,125	$295,994
Peru Government Bond	6.85%	2/12/2042	PEN	132	34,661
Total					330,655

Philippines 3.43%
Republic of Philippines	4.95%	1/15/2021	PHP	12,000	259,738

Poland 4.70%
Poland Government Bond	3.25%	7/25/2025	PLN	365	95,772
Poland Government Bond	5.25%	10/25/2020	PLN	460	133,392
Poland Government Bond	5.75%	9/23/2022	PLN	418	126,732
Total					355,896

Romania 3.94%
Romania Government Bond	4.75%	2/24/2025	RON	430	111,805
Romania Government Bond	5.85%	4/26/2023	RON	670	186,569
Total					298,374

Russia 4.25%
Russian Federal Bond—OFZ	7.50%	3/15/2018	RUB	14,430	189,962
Russian Federal Bond—OFZ	7.60%	4/14/2021	RUB	6,785	85,207
Russian Federal Bond—OFZ	8.15%	2/3/2027	RUB	3,735	47,110
Total					322,279

South Africa 8.64%
Republic of South Africa	6.25%	3/31/2036	ZAR	3,753	162,531
Republic of South Africa	7.00%	2/28/2031	ZAR	1,925	95,101
Republic of South Africa	7.25%	1/15/2020	ZAR	2,330	141,259
Republic of South Africa	10.50%	12/21/2026	ZAR	3,740	255,911
Total					654,802

Thailand 3.43%
Thailand Government Bond	3.58%	12/17/2027	THB	4,820	145,071
Thailand Government Bond	3.625%	6/16/2023	THB	3,825	115,113
Total					260,184

See Notes to Financial Statements.	61

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Turkey 7.69%
Turkey Government Bond	7.10%	3/8/2023	TRY	435	$123,614
Turkey Government Bond	7.40%	2/5/2020	TRY	695	213,821
Turkey Government Bond	8.30%	6/20/2018	TRY	750	245,208
Total					582,643
Total Foreign Government Obligations (cost $7,970,216)					6,187,317
Total Investments in Securities 92.01% (cost $9,277,938)					6,974,460
Cash, Foreign Cash and Other Assets in Excess of Liabilities(b) 7.99%					605,692
Net Assets 100.00%					$7,580,152

BRL	Brazilian real.
COP	Colombian peso.
HUF	Hungarian forint.
IDR	Indonesian rupiah.
MXN	Mexican peso.
MYR	Malaysian ringgit.
PEN	Peruvian nuevo sol.
PHP	Philippine peso.
PLN	Polish zloty.
RON	Romanian new leu.
RUB	Russian ruble.
THB	Thai baht.
TRY	Turkish lira.
ZAR	South African rand.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

62	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2015

Open Forward Foreign Currency Exchange Contracts at December 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Colombian peso	Buy	Morgan Stanley	3/22/2016	259,550,000	$78,239	$81,057	$2,818
Colombian peso	Buy	State Street Bank and Trust	3/22/2016	82,100,000	24,546	25,640	1,094
Indian rupee	Buy	State Street Bank and Trust	3/21/2016	9,350,000	137,959	139,679	1,720
Indonesian rupiah	Buy	UBS AG	3/21/2016	486,100,000	33,877	34,325	448
Malaysian ringgit	Buy	Morgan Stanley	3/21/2016	884,000	204,262	204,503	241
Malaysian ringgit	Buy	State Street Bank and Trust	3/21/2016	375,000	86,567	86,752	185
Malaysian ringgit	Buy	UBS AG	3/21/2016	41,000	9,465	9,485	20
Mexican peso	Buy	Citibank	3/22/2016	252,000	14,459	14,542	82
Polish zloty	Buy	UBS AG	3/21/2016	1,845,000	463,228	469,650	6,422
Russian ruble	Buy	State Street Bank and Trust	3/21/2016	800,000	10,638	10,758	120
South African rand	Buy	State Street Bank and Trust	3/22/2016	443,000	28,084	28,241	157
Thai baht	Buy	Standard Chartered Bank	3/21/2016	11,430,000	313,908	317,051	3,143
Thai baht	Buy	State Street Bank and Trust	3/21/2016	230,000	6,336	6,380	44
Turkish lira	Buy	Citibank	3/21/2016	205,000	68,661	68,774	113
Turkish lira	Buy	Citibank	3/21/2016	132,000	44,036	44,284	248
Brazilian real	Sell	Bank of America	3/21/2016	32,000	8,228	7,890	338
Brazilian real	Sell	UBS AG	3/21/2016	308,000	76,633	75,943	690
Hungarian forint	Sell	Citibank	3/21/2016	8,730,000	30,343	30,047	296
Indonesian rupiah	Sell	State Street Bank and Trust	3/21/2016	798,000,000	57,184	56,349	835
Malaysian ringgit	Sell	Morgan Stanley	3/21/2016	134,000	31,110	30,999	111
Peruvian Nuevo sol	Sell	Bank of America	3/21/2016	645,000	188,299	186,618	1,681
Peruvian Nuevo sol	Sell	State Street Bank and Trust	3/21/2016	70,000	20,328	20,253	75
Polish zloty	Sell	Morgan Stanley	3/21/2016	156,000	40,046	39,710	336
Romanian new leu	Sell	Goldman Sachs	3/21/2016	56,000	13,559	13,469	90
Russian ruble	Sell	Morgan Stanley	3/21/2016	1,550,000	21,190	20,843	346
South African rand	Sell	Morgan Stanley	3/22/2016	2,650,000	171,644	168,938	2,706
Taiwan dollar	Sell	Morgan Stanley	3/21/2016	5,630,000	171,109	170,672	437
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$24,796

See Notes to Financial Statements.	63

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2015

Open Forward Foreign Currency Exchange Contracts at December 31, 2015: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Chilean peso	Buy	State Street Bank and Trust	3/21/2016	55,700,000	$79,063	$77,938	$(1,125)
Colombian peso	Buy	State Street Bank and Trust	3/22/2016	75,022,000	23,607	23,429	(178)
Hungarian forint	Buy	Standard Chartered Bank	3/21/2016	3,200,000	11,188	11,014	(174)
Indonesian rupiah	Buy	Morgan Stanley	3/21/2016	575,900,000	40,995	40,666	(329)
Mexican peso	Buy	Bank of America	3/22/2016	780,000	45,201	45,010	(192)
Mexican peso	Buy	Bank of America	3/22/2016	1,020,000	59,303	58,859	(444)
Mexican peso	Buy	Morgan Stanley	3/22/2016	60,000	3,470	3,462	(8)
Russian ruble	Buy	Bank of America	3/21/2016	4,600,000	63,538	61,858	(1,681)
Russian ruble	Buy	State Street Bank and Trust	3/21/2016	1,389,000	20,277	18,678	(1,599)
South African rand	Buy	Standard Chartered Bank	3/22/2016	295,000	19,110	18,806	(304)
South Korean won	Buy	Morgan Stanley	3/21/2016	186,500,000	158,705	158,418	(287)
Thai baht	Buy	Citibank	3/21/2016	7,200,000	200,033	199,717	(315)
Thai baht	Buy	Standard Chartered Bank	3/21/2016	586,000	16,297	16,255	(42)
Turkish lira	Buy	Standard Chartered Bank	3/21/2016	38,600	12,976	12,950	(26)
Australian dollar	Sell	Standard Chartered Bank	3/21/2016	113,000	81,692	82,035	(343)
Brazilian real	Sell	Morgan Stanley	3/21/2016	94,000	22,660	23,177	(517)
Brazilian real	Sell	State Street Bank and Trust	3/21/2016	95,000	23,370	23,424	(54)
Chilean peso	Sell	Bank of America	3/21/2016	50,000,000	69,670	69,962	(292)
Colombian peso	Sell	Bank of America	3/22/2016	84,000,000	25,011	26,233	(1,222)
Euro	Sell	Morgan Stanley	3/21/2016	72,000	77,986	78,398	(412)
Hungarian forint	Sell	Standard Chartered Bank	3/21/2016	8,800,000	30,036	30,288	(252)
Indonesian rupiah	Sell	State Street Bank and Trust	3/21/2016	185,110,000	13,015	13,071	(56)
Philippine peso	Sell	Bank of America	3/21/2016	11,050,000	231,685	233,735	(2,050)
Polish zloty	Sell	State Street Bank and Trust	3/21/2016	146,000	37,111	37,165	(53)

64	See Notes to Financial Statements.

Schedule of Investments (concluded)

EMERGING MARKETS LOCAL BOND FUND December 31, 2015

Open Forward Foreign Currency Exchange Contracts at December 31, 2015: (concluded)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Romanian new leu	Sell	Standard Chartered Bank	3/21/2016	262,000	$62,722	$63,016	(294)
Singapore dollar	Sell	Standard Chartered Bank	3/21/2016	166,000	116,504	116,784	(280)
South Korean won	Sell	Bank of America	3/21/2016	186,500,000	158,188	158,418	(230)
Thai baht	Sell	State Street Bank and Trust	3/21/2016	1,380,000	37,928	38,279	(351)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(13,110)

Open Futures Contracts at December 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	March 2016	3	Short	$(354,961)	$838

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$–	$787,143	$–	$787,143
Foreign Government Obligations	–	6,187,317	–	6,187,317
Total	$–	$6,974,460	$–	$6,974,460
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$24,796	$–	$24,796
Liabilities	–	(13,110)	–	(13,110)
Futures Contracts
Assets	838	–	–	838
Liabilities	–	–	–	–
Total	$838	$11,686	$–	$12,524

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended December 31, 2015.

See Notes to Financial Statements.	65

Schedule of Investments

MULTI-ASSET GLOBAL OPPORTUNITY FUND December 31, 2015

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.78%

EXCHANGE-TRADED FUND 0.94%
WisdomTree Japan Hedged Equity Fund (cost $2,770,816)	50,078	$2,508

INVESTMENTS IN UNDERLYING FUNDS(a) 98.54%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	1,729,666	31,774
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(c)	9,436,733	48,033
Lord Abbett Investment Trust-High Yield Fund-Class I(d)	6,332,184	43,819
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(e)	16,052,209	109,155
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(f)	1,187,355	29,161
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(g)	57,948	250
Total Investments in Underlying Funds (cost $299,710,752)		262,192

	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(h)	Principal Amount (000)

MUNICIPAL BONDS 0.30%

Tax Revenue
PR Corp. Sales Tax	5.00%	8/1/2040	Caa3	$250	$143
PR Corp. Sales Tax	5.25%	8/1/2040	Caa3	325	186
PR Corp. Sales Tax	6.00%	8/1/2032	Caa3	230	128
PR Corp. Sales Tax	6.05%	8/1/2037	Caa3	235	130
PR Corp. Sales Tax	6.35%	8/1/2057	Caa3	370	202
Total Municipal Bonds (cost $858,664)					789
Total Investments in Securities 99.78% (cost $303,340,232)					265,489
Other Assets in Excess of Liabilities(i) 0.22%					581
Net Assets 100.00%					$266,070

66	See Notes to Financial Statements.

Schedule of Investments (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND December 31, 2015

(a)	Affiliated issuers (See Note 12).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek high total return.
(d)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek a high level of total return.
(f)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(g)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(h)	Unaudited.
(i)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes—Buy Protection at December 31, 2015(1):

Referenced Index*	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation
Markit CDX. NA.HY.25(4)	5.00%	12/20/2020	$6,000,000	$6,060,052	$(57,984)	$118,036

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(4)	Central Clearinghouse: Credit Suisse.
*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities. (See Note 2(n)).

Open Forward Foreign Currency Exchange Contracts at December 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Standard Chartered Bank	2/29/2016	1,980,000	$1,417,965	$1,438,911	$20,946
Canadian dollar	Buy	Standard Chartered Bank	2/29/2016	1,785,000	1,277,870	1,290,216	12,346
euro	Buy	Morgan Stanley	2/22/2016	750,000	800,177	816,030	15,853
Indian rupee	Buy	Bank of America	2/22/2016	14,540,000	217,122	218,190	1,068
Malaysian ringgit	Buy	Bank of America	2/22/2016	2,970,000	674,779	687,744	12,965
Thai baht	Buy	Bank of America	2/23/2016	21,450,000	592,345	595,329	2,984
Australian dollar	Sell	Citibank	2/29/2016	484,000	353,796	351,734	2,062
British pound	Sell	Bank of America	2/29/2016	354,000	534,882	521,918	12,964
British pound	Sell	Morgan Stanley	2/29/2016	4,254,000	6,407,954	6,271,866	136,088
British pound	Sell	Standard Chartered Bank	2/29/2016	175,000	264,597	258,010	6,587

See Notes to Financial Statements.	67

Schedule of Investments (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND December 31, 2015

Open Forward Foreign Currency Exchange Contracts at December 31, 2015: (concluded)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Standard Chartered Bank	2/29/2016	5,762,000	$4,324,576	$4,164,832	$159,744
Canadian dollar	Sell	Standard Chartered Bank	2/29/2016	452,000	338,506	326,710	11,796
euro	Sell	Standard Chartered Bank	2/29/2016	377,000	412,844	410,263	2,581
euro	Sell	State Street Bank and Trust	2/29/2016	2,280,000	2,493,499	2,481,164	12,335
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$438,363

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	Bank of America	2/22/2016	1,832,000	$465,504	$455,938	$(9,566)
British pound	Buy	Morgan Stanley	2/29/2016	665,000	990,308	980,440	(9,868)
South African rand	Buy	Standard Chartered Bank	2/22/2016	4,870,000	336,971	312,157	(24,814)
Turkish lira	Buy	Standard Chartered Bank	2/22/2016	1,710,000	586,034	578,186	(7,848)
Australian dollar	Sell	Bank of America	2/29/2016	1,021,000	713,470	741,984	(28,514)
Australian dollar	Sell	Bank of America	2/29/2016	10,862,000	7,811,179	7,893,660	(82,481)
euro	Sell	State Street Bank and Trust	2/29/2016	775,000	832,346	843,378	(11,032)
euro	Sell	State Street Bank and Trust	2/29/2016	8,652,000	9,223,897	9,415,366	(191,469)
Japanese yen	Sell	Morgan Stanley	2/29/2016	144,000,000	1,190,337	1,199,405	(9,068)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(374,660)

Open Futures Contracts at December 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E- Mini S&P 500 Index	March 2016	13	Short	$(1,323,010)	$10,026
U.S. 10-Year Treasury Note	March 2016	53	Short	(6,673,031)	27,961
Totals				$(7,996,041)	$37,987

68	See Notes to Financial Statements.

Schedule of Investments (concluded)

MULTI-ASSET GLOBAL OPPORTUNITY FUND December 31, 2015

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Exchange-Traded Fund	$2,508	$–	$–	$2,508
Investments in Underlying Funds	262,192	–	–	262,192
Municipal Bonds	–	789	–	789
Total	$264,700	$789	$–	$265,489
Other Financial Instruments
Credit Default Swap
Assets	$–	$118	$–	$118
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	438	–	438
Liabilities	–	(375)	–	(375)
Futures Contracts
Assets	38	–	–	38
Liabilities	–	–	–	–
Total	$38	$181	$–	$219

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of the Underlying Funds.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended December 31, 2015.

See Notes to Financial Statements.	69

Statements of Assets and Liabilities

December 31, 2015

	Emerging Markets	Emerging Markets
	Corporate Debt	Currency
	Fund	Fund
ASSETS:
Investments in securities, at cost	$38,282,379	$469,393,455
Investments in securities, at fair value	$37,579,674	$464,684,941
Deposits with brokers for derivatives collateral	2,700	4,462,418
Cash	505,370	15,178,807
Foreign cash, at value (cost $0 and $11,756, respectively)	–	10,937
Receivables:
Interest and dividends	534,193	3,009,811
Capital shares sold	199,056	1,201,033
Investment securities sold	–	33,934
From advisor (See Note 3)	19,731	–
Variation margin for interest rate swaps	–	311
Unrealized appreciation on forward foreign currency exchange contracts	15,060	6,234,134
Prepaid expenses and other assets	52,170	43,448
Total assets	38,907,954	494,859,774
LIABILITIES:
Payables:
Investment securities purchased	502,752	3,165,233
Capital shares reacquired	274,113	248,190
Management fee	22,147	203,444
Variation margin for futures contracts	602	121,913
Directors’ fees	853	73,419
To affiliates (See Note 3)	–	36,841
12b-1 distribution plan	4,848	16,602
Fund administration	1,266	16,276
Unrealized depreciation on forward foreign currency exchange contracts	16,442	11,180,001
Credit default swap agreements payable, at fair value (including upfront payments received of $0 and $123,837)	–	3,985
Distributions payable	128,901	1,158,860
Accrued expenses	46,424	187,476
Total liabilities	998,348	16,412,240
NET ASSETS	$37,909,606	$478,447,534
COMPOSITION OF NET ASSETS:
Paid-in capital	$39,272,839	$590,165,683
Undistributed (distributions in excess of) net investment income	1,287	(1,232,279)
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(661,734)	(101,235,033)
Net unrealized depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(702,786)	(9,250,837)
Net Assets	$37,909,606	$478,447,534

70	See Notes to Financial Statements.

Statements of Assets and Liabilities (continued)

December 31, 2015

	Emerging Markets	Emerging Markets
	Corporate Debt	Currency
	Fund	Fund

Net assets by class:
Class A Shares	$13,843,153	$20,466,458
Class B Shares	–	$177,642
Class C Shares	$580,748	$5,557,588
Class F Shares	$12,603,903	$9,438,753
Class I Shares	$10,634,045	$442,392,762
Class R2 Shares	$109,059	$101,347
Class R3 Shares	$109,065	$284,901
Class R4 Shares	$9,868	$9,352
Class R5 Shares	$9,881	$9,363
Class R6 Shares	$9,884	$9,368
Outstanding shares by class:
Class A Shares (350 and 415 million shares of common stock authorized, $.001 par value)	957,843	4,014,197
Class B Shares (0 and 30 million shares of common stock authorized, $.001 par value)	–	34,687
Class C Shares (85 and 100 million shares of common stock authorized, $.001 par value)	40,188	1,083,757
Class F Shares (85 and 100 million shares of common stock authorized, $.001 par value)	872,002	1,852,387
Class I Shares (185 and 200 million shares of common stock authorized, $.001 par value)	735,741	86,940,992
Class R2 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	7,547	19,842
Class R3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	7,547	56,004
Class R4 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	683	1,834
Class R5 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	684	1,840
Class R6 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	684	1,841
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.45	$5.10
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$14.78	$5.22
Class B Shares-Net asset value	–	$5.12
Class C Shares-Net asset value	$14.45	$5.13
Class F Shares-Net asset value	$14.45	$5.10
Class I Shares-Net asset value	$14.45	$5.09
Class R2 Shares-Net asset value	$14.45	$5.11
Class R3 Shares-Net asset value	$14.45	$5.09
Class R4 Shares-Net asset value	$14.45	$5.10
Class R5 Shares-Net asset value	$14.45	$5.09
Class R6 Shares-Net asset value	$14.45	$5.09

See Notes to Financial Statements.	71

Statements of Assets and Liabilities (continued)

December 31, 2015

	Emerging Markets	Multi-Asset
	Local Bond	Global Opportunity
	Fund	Fund
ASSETS:
Investments in securities, at cost	$9,277,938	$3,629,480
Investments in Underlying Funds, at cost	–	299,710,752
Investments in securities, at fair value	$6,974,460	$3,297,394
Investments in Underlying Funds, at fair value	–	262,191,861
Deposits with brokers for derivatives collateral	2,700	737,879
Cash	462,382	–
Foreign cash, at value (cost $3,527 and $0, respectively)	3,494	–
Receivables:
Interest and dividends	125,379	1,050,528
Capital shares sold	39,510	1,469,676
Investment securities sold	–	309,282
From affiliates (See Note 3)	–	30,914
From advisor (See Note 3)	15,771	–
Variation margin for centrally cleared credit default swap agreements	–	125,639
Unrealized appreciation on forward foreign currency exchange contracts	24,796	438,363
Prepaid expenses and other assets	39,485	35,644
Total assets	7,687,977	269,687,180
LIABILITIES:
Payables:
Investment securities purchased	–	997,528
Capital shares reacquired	10,714	648,194
Management fee	4,686	22,810
Directors’ fees	647	46,906
12b-1 distribution plan	1,600	80,946
Fund administration	268	–
To bank	–	208,824
Variation margin for futures contracts	422	3,256
Unrealized depreciation on forward foreign currency exchange contracts	13,110	374,660
Distributions payable	20,631	1,135,957
Accrued expenses	55,747	98,541
Total liabilities	107,825	3,617,622
NET ASSETS	$7,580,152	$266,069,558
COMPOSITION OF NET ASSETS:
Paid-in capital	$10,329,543	$306,067,468
Undistributed (distributions in excess of) net investment income	(153,257)	293,528
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(299,404)	(2,660,187)
Net unrealized depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(2,296,730)	(37,631,251)
Net Assets	$7,580,152	$266,069,558

72	See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

December 31, 2015

	Emerging Markets	Multi-Asset
	Local Bond	Global Opportunity
	Fund	Fund

Net assets by class:
Class A Shares	$5,097,234	$160,336,469
Class B Shares	–	$2,799,788
Class C Shares	$386,644	$42,025,936
Class F Shares	$128,905	$8,746,697
Class I Shares	$1,785,872	$10,632,603
Class R2 Shares	$77,407	$364,111
Class R3 Shares	$77,447	$6,322,275
Class R4 Shares	$8,873	$9,183
Class R5 Shares	$8,884	$9,195
Class R6 Shares	$8,886	$34,823,301
Outstanding shares by class (unlimited number of authorized shares of beneficial interest)
Class A Shares (350 and 430 million shares of common stock authorized, $.001 par value)	513,243	15,594,259
Class B Shares (0 and 15 million shares of common stock authorized, $.001 par value)	–	300,442
Class C Shares (85 and 20 million shares of common stock authorized, $.001 par value)	38,941	4,512,094
Class F Shares (85 and 20 million shares of common stock authorized, $.001 par value)	12,985	850,396
Class I Shares (185 and 15 million shares of common stock authorized, $.001 par value)	179,886	1,027,295
Class R2 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	7,798	34,713
Class R3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	7,802	611,204
Class R4 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	894	893
Class R5 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	895	887.95
Class R6 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	895	3,362,966
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$9.93	$10.28
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$10.16	$10.52
Class B Shares-Net asset value	–	$9.32
Class C Shares-Net asset value	$9.93	$9.31
Class F Shares-Net asset value	$9.93	$10.29
Class I Shares-Net asset value	$9.93	$10.35
Class R2 Shares-Net asset value	$9.93	$10.49
Class R3 Shares-Net asset value	$9.93	$10.34
Class R4 Shares-Net asset value	$9.93	$10.28
Class R5 Shares-Net asset value	$9.93	$10.36
Class R6 Shares-Net asset value	$9.93	$10.35

See Notes to Financial Statements.	73

Statements of Operations

For the Year Ended December 31, 2015

	Emerging Markets	Emerging Markets
	Corporate Debt	Currency
	Fund	Fund
Investment income:
Interest and other (net of foreign withholding taxes of $0 and $762, respectively)	$1,181,339	$10,497,557
Total investment income	1,181,339	10,497,557
Expenses:
Management fee	163,072	2,533,842
12b-1 distribution plan-Class A	20,585	51,055
12b-1 distribution plan-Class B	–	2,669
12b-1 distribution plan-Class C	5,555	59,401
12b-1 distribution plan-Class F	2,852	14,892
12b-1 distribution plan-Class P	–	10
12b-1 distribution plan-Class R2	657	611
12b-1 distribution plan-Class R3	548	2,187
12b-1 distribution plan-Class R4	13	12
Shareholder servicing	20,388	142,037
Professional	50,992	82,582
Reports to shareholders	7,861	67,016
Fund administration	9,318	202,707
Custody	8,455	53,206
Directors’ fees	743	17,857
Registration	74,544	115,603
Subsidy (See Note 3)	–	646,647
Other	14,591	86,874
Gross expenses	380,174	4,079,208
Expense reductions (See Note 9)	(25)	(58)
Fees waived and expenses reimbursed (See Note 3)	(153,131)	–
Net expenses	227,018	4,079,150
Net investment income	954,321	6,418,407
Net realized and unrealized gain (loss):
Net realized loss on investments	(453,817)	(872,520)
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	36,753	(55,418,739)
Net change in unrealized appreciation/depreciation on investments	(673,577)	(3,429,564)
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(5,199)	6,113,417
Net realized and unrealized loss	(1,095,840)	(53,607,406)
Net Decrease in Net Assets Resulting From Operations	$(141,519)	$(47,188,999)

74	See Notes to Financial Statements.

Statements of Operations (concluded)

For the Year Ended December 31, 2015

	Emerging Markets	Multi-Asset
	Local Bond	Global Opportunity
	Fund	Fund
Investment income:
Dividends received from Underlying Funds	$–	$9,222,210
Dividends received from Exchange-Traded Fund	–	19,815
Interest and other (net of foreign withholding taxes of $12,306 and $677, respectively)	570,352	12,240
Total investment income	570,352	9,254,265
Expenses:
Management fee	61,573	714,660
12b-1 distribution plan-Class A	12,091	424,923
12b-1 distribution plan-Class B	–	37,927
12b-1 distribution plan-Class C	4,070	462,205
12b-1 distribution plan-Class F	153	12,406
12b-1 distribution plan-Class R2	512	1,216
12b-1 distribution plan-Class R3	427	33,005
12b-1 distribution plan-Class R4	11	12
Shareholder servicing	6,524	396,734
Professional	61,003	39,491
Reports to shareholders	3,683	54,464
Fund administration	3,519	–
Custody	30,497	15,943
Directors’ fees	327	10,377
Registration	87,846	108,440
Other	10,072	40,861
Gross expenses	282,308	2,352,664
Expense reductions (See Note 9)	(9)	(256)
Expenses assumed by Underlying Funds (See Note 3)	–	(666,732)
Fees waived and expenses reimbursed (See Note 3)	(191,208)	(428,796)
Net expenses	91,091	1,256,880
Net investment income	479,261	7,997,385
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	–	2,251,880
Capital gain distributions received from Exchange-Traded Fund	–	111,366
Net realized gain (loss) on investments and Underlying Funds	(1,124,257)	2,778,989 *
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	(139,039)	1,115,662
Net change in unrealized appreciation/depreciation on investments and Underlying Funds	(794,928)	(36,853,658)
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	16,537	4,637
Net realized and unrealized loss	(2,041,687)	(30,591,124)
Net Decrease in Net Assets Resulting From Operations	$(1,562,426)	$(22,593,739)

* Includes net realized gain from affiliated issuers of $2,768,959 (See Note 12).

See Notes to Financial Statements.	75

Statements of Changes in Net Assets

	Emerging Markets Corporate Debt Fund
	For the	For the
	Year Ended	Year Ended
INCREASE IN NET ASSETS	December 31, 2015	December 31, 2014
Operations:
Net investment income	$954,321	$512,729
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(417,064)	215,565
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(678,776)	(4,258)
Net increase (decrease) in net assets resulting from operations	(141,519)	724,036
Distributions to shareholders from:
Net investment income
Class A	(455,798)	(290,290)
Class C	(22,655)	(8,105)
Class F	(122,313)	(5,982)
Class I	(434,446)	(247,517)
Class R2	(5,139)	(5,155)
Class R3	(5,140)	(5,156)
Class R4	(217)	–
Class R5	(230)	–
Class R6	(233)	–
Net realized gain
Class A	(929)	(177,357)
Class C	(51)	(12,293)
Class F	(140)	(4,485)
Class I	(1,002)	(134,951)
Class R2	(9)	(2,812)
Class R3	(9)	(2,812)
Class R4	(1)	–
Class R5	(1)	–
Class R6	(1)	–
Total distributions to shareholders	(1,048,314)	(896,915)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	31,403,742	2,088,631
Reinvestment of distributions	1,008,842	893,013
Cost of shares reacquired	(6,048,258)	(106,258)
Net increase in net assets resulting from capital share transactions	26,364,326	2,875,386
Net increase in net assets	25,174,493	2,702,507
NET ASSETS:
Beginning of period	$12,735,113	$10,032,606
End of period	$37,909,606	$12,735,113
Undistributed net investment income	$1,287	$466

76	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Emerging Markets Currency Fund
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	December 31, 2015	December 31, 2014
Operations:
Net investment income	$6,418,407	$4,967,860
Net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(56,291,259)	(14,944,860)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	2,683,853	(10,110,938)
Net decrease in net assets resulting from operations	(47,188,999)	(20,087,938)
Distributions to shareholders from:
Net investment income
Class A	(338,762)	(1,026,089)
Class B	(2,526)	(8,560)
Class C	(76,540)	(253,506)
Class F	(204,204)	(803,895)
Class I	(6,490,974)	(10,115,674)
Class P	(26)	(132)
Class R2	(1,156)	(3,721)
Class R3	(5,327)	(11,411)
Class R4	(65)	–
Class R5	(70)	–
Class R6	(73)	–
Return of capital
Class A	(368,939)	–
Class B	(2,750)	–
Class C	(83,359)	–
Class F	(222,395)	–
Class I	(7,069,187)	–
Class P	(28)	–
Class R2	(1,260)	–
Class R3	(5,801)	–
Class R4	(70)	–
Class R5	(77)	–
Class R6	(79)	–
Total distributions to shareholders	(14,873,668)	(12,222,988)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	232,336,517	284,556,555
Reinvestment of distributions	14,719,492	11,865,469
Cost of shares reacquired	(86,705,055)	(282,053,273)
Net increase in net assets resulting from capital share transactions	160,350,954	14,368,751
Net increase (decrease) in net assets	98,288,287	(17,942,175)
NET ASSETS:
Beginning of year	$380,159,247	$398,101,422
End of year	$478,447,534	$380,159,247
Distributions in excess of net investment income	$(1,232,279)	$(4,253,612)

See Notes to Financial Statements.	77

Statements of Changes in Net Assets (continued)

	Emerging Markets Local Bond Fund
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	December 31, 2015	December 31, 2014
Operations:
Net investment income	$479,261	$490,121
Net realized loss on investments, futures contracts and foreign currency related transactions	(1,263,296)	(56,048)
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(778,391)	(1,262,702)
Net decrease in net assets resulting from operations	(1,562,426)	(828,629)
Distributions to shareholders from:
Net investment income
Class A	–	(363,782)
Class C	–	(16,383)
Class F	–	(8,351)
Class I	–	(142,124)
Class R2	–	(6,159)
Class R3	–	(6,161)
Return of capital
Class A	(358,505)	–
Class C	(23,116)	–
Class F	(9,234)	–
Class I	(121,047)	–
Class R2	(5,247)	–
Class R3	(5,251)	–
Class R4	(275)	–
Class R5	(287)	–
Class R6	(289)	–
Total distributions to shareholders	(523,251)	(542,960)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	702,065	6,527,526
Reinvestment of distributions	512,913	537,354
Cost of shares reacquired	(2,784,418)	(2,235,218)
Net increase (decrease) in net assets resulting from capital share transactions	(1,569,440)	4,829,662
Net increase (decrease) in net assets	(3,655,117)	3,458,073
NET ASSETS:
Beginning of year	$11,235,269	$7,777,196
End of year	$7,580,152	$11,235,269
Distributions in excess of net investment income	$(153,257)	$(49,486)

78	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Global Opportunity Fund
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	December 31, 2015	December 31, 2014
Operations:
Net investment income	$7,997,385	$7,905,129
Capital gain distributions received from Underlying Funds	2,251,880	11,679,211
Capital gain distributions received from Exchange-Traded Fund	111,366	–
Net realized gain on investments and Underlying Funds	2,778,989	5,709,596
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	1,115,662	(102,866)
Net change in unrealized appreciation/depreciation on investments and Underlying Funds	(36,853,658)	(21,738,039)
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	4,637	215,164
Net increase (decrease) in net assets resulting from operations	(22,593,739)	3,668,195
Distributions to shareholders from:
Net investment income
Class A	(4,294,398)	(6,346,799)
Class B	(73,331)	(172,458)
Class C	(945,953)	(1,572,470)
Class F	(324,545)	(445,433)
Class I	(838,856)	(1,654,538)
Class R2	(4,371)	(3,790)
Class R3	(156,968)	(234,768)
Class R4	(98)	–
Class R5	(109)	–
Class R6	(414,563)	–
Net realized gain
Class A	(9,225,306)	(3,184,965)
Class B	(204,873)	(98,129)
Class C	(2,733,974)	(956,209)
Class F	(637,493)	(245,239)
Class I	(609,269)	(809,109)
Class R2	(12,351)	(2,138)
Class R3	(363,617)	(126,282)
Class R4	(522)	–
Class R5	(518)	–
Class R6	(1,962,944)	–
Total distributions to shareholders	(22,804,059)	(15,852,327)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	112,907,512	98,802,401
Reinvestment of distributions	21,550,767	14,827,692
Cost of shares reacquired	(103,434,077)	(49,403,463)
Net increase in net assets resulting from capital share transactions	31,024,202	64,226,630
Net increase (decrease) in net assets	(14,373,596)	52,042,498
NET ASSETS:
Beginning of year	$280,443,154	$228,400,656
End of year	$266,069,558	$280,443,154
Undistributed (distributions in excess of) net investment income	$293,528	$(23,579)

See Notes to Financial Statements.	79

Financial Highlights

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
12/31/2015	$14.85	$0.60	$(0.33)	$ 0.27	$(0.67)	$ –	(c)	$(0.67)
12/31/2014	14.97	0.66	0.34	1.00	(0.72)	(0.40)		(1.12)
12/6/2013 to 12/31/2013(d)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)
Class C
12/31/2015	14.85	0.50	(0.34)	0.16	(0.56)	–	(c)	(0.56)
12/31/2014	14.97	0.52	0.36	0.88	(0.60)	(0.40)		(1.00)
12/6/2013 to 12/31/2013(d)	15.00	0.01	(0.02)	(0.01)	(0.02)	–		(0.02)
Class F
12/31/2015	14.85	0.56	(0.28)	0.28	(0.68)	–	(c)	(0.68)
12/31/2014	14.97	0.67	0.35	1.02	(0.74)	(0.40)		(1.14)
12/6/2013 to 12/31/2013(d)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)
Class I
12/31/2015	14.85	0.63	(0.33)	0.30	(0.70)	–	(c)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)		(1.15)
12/6/2013 to 12/31/2013(d)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)
Class R2
12/31/2015	14.85	0.64	(0.34)	0.30	(0.70)	–	(c)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)		(1.15)
12/6/2013 to 12/31/2013(d)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)
Class R3
12/31/2015	14.85	0.64	(0.34)	0.30	(0.70)	–	(c)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)		(1.15)
12/6/2013 to 12/31/2013(d)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)
Class R4
6/30/2015 to 12/31/2015(g)	14.97	0.29	(0.49)	(0.20)	(0.32)	–	(c)	(0.32)
Class R5
6/30/2015 to 12/31/2015(g)	14.97	0.31	(0.49)	(0.18)	(0.34)	–	(c)	(0.34)
Class R6
6/30/2015 to 12/31/2015(g)	14.97	0.31	(0.48)	(0.17)	(0.35)	–	(c)	(0.35)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.
(d)	Commenced on December 6, 2013.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

80	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

			Total
			expenses
Net			after				Net		Net
asset			waivers				invest-		assets,	Portfolio
value,	Total		and/or reim-		Total		ment		end of	turnover
end of	return(b)		bursements		expenses		income		period	rate
period	(%)		(%)		(%)		(%)		(000)	(%)

$14.45	1.77		1.05		1.71		4.03		$13,843	147.85
14.85	6.76		1.05		2.62		4.27		6,745	293.26
14.97	(0.04	)(e)	1.05	(f)	5.26	(f)	1.84	(f)	4,835	4.14	(e)

14.45	1.04		1.77		2.46		3.38		581	147.85
14.85	5.90		1.81		3.27		3.34		473	293.26
14.97	(0.09	)(e)	1.86	(f)	6.07	(f)	1.03	(f)	100	4.14	(e)

14.45	1.83		0.95		1.50		3.82		12,604	147.85
14.85	6.86		0.94		2.49		4.36		170	293.26
14.97	(0.04	)(e)	0.95	(f)	5.15	(f)	1.94	(f)	100	4.14	(e)

14.45	1.98		0.85		1.50		4.26		10,634	147.85
14.85	6.97		0.85		2.43		4.47		5,134	293.26
14.97	(0.03	)(e)	0.85	(f)	5.06	(f)	2.03	(f)	4,798	4.14	(e)

14.45	1.98		0.85		2.14		4.31		109	147.85
14.85	6.97		0.85		3.03		4.47		107	293.26
14.97	(0.03	)(e)	0.85	(f)	5.06	(f)	2.03	(f)	100	4.14	(e)

14.45	1.98		0.85		2.04		4.31		109	147.85
14.85	6.97		0.85		2.93		4.47		107	293.26
14.97	(0.03	)(e)	0.85	(f)	5.07	(f)	2.05	(f)	100	4.14	(e)

14.45	(1.33	)(e)	1.10	(f)	1.71	(f)	3.91	(f)	10	147.85

14.45	(1.21	)(e)	0.85	(f)	1.46	(f)	4.17	(f)	10	147.85

14.45	(1.18	)(e)	0.79	(f)	1.37	(f)	4.23	(f)	10	147.85

See Notes to Financial Statements.	81

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class A
12/31/2015	$5.76	$0.06	$(0.57)	$(0.51)	$(0.07)	$ –	$(0.08)
12/31/2014	6.25	0.06	(0.40)	(0.34)	(0.15)	–	–
12/31/2013	6.63	0.06	(0.27)	(0.21)	(0.10)	–	(0.07)
12/31/2012	6.15	0.07	0.58	0.65	(0.15)	–	(0.02)
12/31/2011	6.74	0.08	(0.46)	(0.38)	(0.18)	(0.03)	–
Class B
12/31/2015	5.79	0.02	(0.58)	(0.56)	(0.05)	–	(0.06)
12/31/2014	6.28	0.01	(0.39)	(0.38)	(0.11)	–	–
12/31/2013	6.66	0.01	(0.27)	(0.26)	(0.07)	–	(0.05)
12/31/2012	6.18	0.02	0.58	0.60	(0.10)	–	(0.02)
12/31/2011	6.77	0.03	(0.46)	(0.43)	(0.13)	(0.03)	–
Class C
12/31/2015	5.79	0.03	(0.57)	(0.54)	(0.06)	–	(0.06)
12/31/2014	6.29	0.02	(0.40)	(0.38)	(0.12)	–	–
12/31/2013	6.67	0.02	(0.27)	(0.25)	(0.07)	–	(0.06)
12/31/2012	6.19	0.02	0.59	0.61	(0.11)	–	(0.02)
12/31/2011	6.78	0.03	(0.46)	(0.43)	(0.13)	(0.03)	–
Class F
12/31/2015	5.76	0.07	(0.57)	(0.50)	(0.08)	–	(0.08)
12/31/2014	6.25	0.06	(0.39)	(0.33)	(0.16)	–	–
12/31/2013	6.62	0.07	(0.27)	(0.20)	(0.09)	–	(0.08)
12/31/2012	6.15	0.07	0.58	0.65	(0.16)	–	(0.02)
12/31/2011	6.74	0.09	(0.47)	(0.38)	(0.18)	(0.03)	–
Class I
12/31/2015	5.75	0.07	(0.57)	(0.50)	(0.08)	–	(0.08)
12/31/2014	6.24	0.07	(0.39)	(0.32)	(0.17)	–	–
12/31/2013	6.61	0.08	(0.27)	(0.19)	(0.10)	–	(0.08)
12/31/2012	6.14	0.08	0.57	0.65	(0.16)	–	(0.02)
12/31/2011	6.73	0.09	(0.46)	(0.37)	(0.19)	(0.03)	–
Class R2
12/31/2015	5.77	0.04	(0.57)	(0.53)	(0.06)	–	(0.07)
12/31/2014	6.26	0.03	(0.39)	(0.36)	(0.13)	–	–
12/31/2013	6.64	0.04	(0.28)	(0.24)	(0.08)	–	(0.06)
12/31/2012	6.16	0.04	0.59	0.63	(0.13)	–	(0.02)
12/31/2011	6.75	0.05	(0.46)	(0.41)	(0.15)	(0.03)	–

82	See Notes to Financial Statements.

			Ratios to Average Net Assets:		Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return (%)(b)	Total expenses (%)	Net invest- ment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$(0.15)	$5.10	(8.95)	0.98	1.10	$ 20,466	51.75
(0.15)	5.76	(5.49)	0.98	0.93	30,554	113.20
(0.17)	6.25	(3.21)	0.99	0.97	47,961	105.11
(0.17)	6.63	10.69	1.01	1.02	73,947	141.92
(0.21)	6.15	(5.87)	1.02	1.18	80,034	130.30

(0.11)	5.12	(9.79)	1.78	0.30	178	51.75
(0.11)	5.79	(6.20)	1.78	0.13	350	113.20
(0.12)	6.28	(3.95)	1.79	0.18	696	105.11
(0.12)	6.66	9.79	1.80	0.24	1,219	141.92
(0.16)	6.18	(6.55)	1.80	0.44	1,674	130.30

(0.12)	5.13	(9.44)	1.59	0.49	5,558	51.75
(0.12)	5.79	(6.19)	1.61	0.31	9,675	113.20
(0.13)	6.29	(3.78)	1.62	0.34	17,378	105.11
(0.13)	6.67	9.91	1.68	0.37	28,543	141.92
(0.16)	6.19	(6.44)	1.69	0.51	36,551	130.30

(0.16)	5.10	(8.86)	0.88	1.19	9,439	51.75
(0.16)	5.76	(5.40)	0.88	1.03	21,550	113.20
(0.17)	6.25	(2.97)	0.89	1.06	36,181	105.11
(0.18)	6.62	10.63	0.91	1.12	71,622	141.92
(0.21)	6.15	(5.77)	0.91	1.27	76,795	130.30

(0.16)	5.09	(8.79)	0.78	1.29	442,393	51.75
(0.17)	5.75	(5.32)	0.78	1.12	317,393	113.20
(0.18)	6.24	(2.88)	0.80	1.18	295,136	105.11
(0.18)	6.61	10.75	0.80	1.21	271,710	141.92
(0.22)	6.14	(5.68)	0.81	1.40	119,329	130.30

(0.13)	5.11	(9.30)	1.38	0.70	101	51.75
(0.13)	5.77	(5.85)	1.37	0.51	110	113.20
(0.14)	6.26	(3.59)	1.40	0.58	248	105.11
(0.15)	6.64	10.24	1.41	0.63	300	141.92
(0.18)	6.16	(6.22)	1.41	0.76	218	130.30

See Notes to Financial Statements.	83

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class R3
12/31/2015	$5.75	$0.04	$(0.57)	$(0.53)	$(0.06)	$ –	$(0.07)
12/31/2014	6.24	0.04	(0.39)	(0.35)	(0.14)	–	–
12/31/2013	6.61	0.04	(0.26)	(0.22)	(0.09)	–	(0.06)
12/31/2012	6.14	0.05	0.57	0.62	(0.13)	–	(0.02)
12/31/2011	6.73	0.06	(0.46)	(0.40)	(0.16)	(0.03)	–
Class R4
6/30/2015 to 12/31/2015(c)	5.53	0.03	(0.39)	(0.36)	(0.03)	–	(0.04)
Class R5
6/30/2015 to 12/31/2015(c)	5.52	0.04	(0.39)	(0.35)	(0.04)	–	(0.04)
Class R6
6/30/2015 to 12/31/2015(c)	5.52	0.04	(0.39)	(0.35)	(0.04)	–	(0.04)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on June 30, 2015.
(d)	Not annualized.
(e)	Annualized.

84	See Notes to Financial Statements.

				Ratios to Average Net Assets:				Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return (%)(b)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(0.13)	$5.09	(9.24)		1.27		0.81		$285	51.75
(0.14)	5.75	(5.77)		1.27		0.65		524	113.20
(0.15)	6.24	(3.35)		1.28		0.70		494	105.11
(0.15)	6.61	10.23		1.29		0.74		617	141.92
(0.19)	6.14	(6.14)		1.31		0.92		411	130.30

(0.07)	5.10	(6.44	)(d)	1.01	(e)	1.13	(e)	9	51.75

(0.08)	5.09	(6.34	)(d)	0.76	(e)	1.37	(e)	9	51.75

(0.08)	5.09	(6.29	)(d)	0.67	(e)	1.47	(e)	9	51.75

See Notes to Financial Statements.	85

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
12/31/2015	$12.60	$0.62	$(2.62)	$(2.00)	$ –	$(0.67)	$(0.67)
12/31/2014	14.39	0.75	(1.70)	(0.95)	(0.84)	–	(0.84)
6/21/2013 to 12/31/2013(c)	15.00	0.37	(0.51)	(0.14)	(0.47)	–	(0.47)
Class C
12/31/2015	12.60	0.53	(2.61)	(2.08)	–	(0.59)	(0.59)
12/31/2014	14.38	0.64	(1.69)	(1.05)	(0.73)	–	(0.73)
6/21/2013 to 12/31/2013(c)	15.00	0.31	(0.52)	(0.21)	(0.41)	–	0.41
Class F
12/31/2015	12.60	0.63	(2.61)	(1.98)	–	(0.69)	(0.69)
12/31/2014	14.38	0.76	(1.68)	(0.92)	(0.86)	–	(0.86)
6/21/2013 to 12/31/2013(c)	15.00	0.38	(0.52)	(0.14)	(0.48)	–	(0.48)
Class I
12/31/2015	12.60	0.64	(2.61)	(1.97)	–	(0.70)	(0.70)
12/31/2014	14.38	0.79	(1.70)	(0.91)	(0.87)	–	(0.87)
6/21/2013 to 12/31/2013(c)	15.00	0.38	(0.52)	(0.14)	(0.48)	–	(0.48)
Class R2
12/31/2015	12.60	0.64	(2.61)	(1.97)	–	(0.70)	(0.70)
12/31/2014	14.38	0.79	(1.70)	(0.91)	(0.87)	–	(0.87)
6/21/2013 to 12/31/2013(c)	15.00	0.34	(0.52)	(0.18)	(0.44)	–	(0.44)
Class R3
12/31/2015	12.60	0.64	(2.61)	(1.97)	–	(0.70)	(0.70)
12/31/2014	14.38	0.79	(1.70)	(0.91)	(0.87)	–	(0.87)
6/21/2013 to 12/31/2013(c)	15.00	0.35	(0.52)	(0.17)	(0.45)	–	(0.45)
Class R4
6/30/2015 to 12/31/2015(f)	11.53	0.29	(1.58)	(1.29)	–	(0.31)	(0.31)
Class R5
6/30/2015 to 12/31/2015(f)	11.53	0.30	(1.57)	(1.27)	–	(0.33)	(0.33)
Class R6
6/30/2015 to 12/31/2015(f)	11.53	0.31	(1.58)	(1.27)	–	(0.33)	(0.33)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on June 21, 2013.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on June 30, 2015.

86	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$ 9.93	(16.32)		1.05		3.22		5.44		$5,097	61.85
12.60	(7.05)		1.05		3.01		5.33		8,345	39.30
14.39	(0.97	)(d)	1.02	(e)	5.09	(e)	4.79	(e)	4,950	28.21	(d)

9.93	(16.92)		1.77		3.98		4.73		387	61.85
12.60	(7.71)		1.82		3.80		4.53		396	39.30
14.38	(1.43	)(d)	1.77	(e)	5.63	(e)	3.97	(e)	226	28.21	(d)

9.93	(16.23)		0.95		3.10		5.54		129	61.85
12.60	(6.88)		0.95		2.96		5.45		179	39.30
14.38	(0.99	)(d)	0.92	(e)	5.16	(e)	4.84	(e)	116	28.21	(d)

9.93	(16.15)		0.85		3.02		5.65		1,786	61.85
12.60	(6.79)		0.85		2.96		5.58		2,130	39.30
14.38	(0.94	)(d)	0.82	(e)	5.19	(e)	4.94	(e)	2,286	28.21	(d)

9.93	(16.15)		0.85		3.62		5.65		77	61.85
12.60	(6.79)		0.85		3.56		5.57		92	39.30
14.38	(1.23	)(d)	1.40	(e)	5.79	(e)	4.36	(e)	99	28.21	(d)

9.93	(16.15)		0.85		3.52		5.65		77	61.85
12.60	(6.79)		0.85		3.46		5.57		92	39.30
14.38	(1.18	)(d)	1.30	(e)	5.69	(e)	4.46	(e)	99	28.21	(d)

9.93	(11.24	)(d)	1.10	(e)	3.60	(e)	5.50	(e)	9	61.85

9.93	(11.13	)(d)	0.85	(e)	3.35	(e)	5.74	(e)	9	61.85

9.93	(11.11	)(d)	0.80	(e)	3.31	(e)	5.79	(e)	9	61.85

See Notes to Financial Statements.	87

Financial Highlights (continued)

 MULTI-ASSET GLOBAL OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class A
12/31/2015	$12.04	$0.33	$(1.18)	$(0.85)	$(0.29)	$(0.62)	$ –
12/31/2014	12.49	0.40	(0.12)	0.28	(0.49)	(0.24)	–
12/31/2013	11.42	0.39	1.26	1.65	(0.50)	(0.08)	–
12/31/2012	10.29	0.36	1.16	1.52	(0.38)	–	(0.01)
12/31/2011	11.41	0.35	(1.12)	(0.77)	(0.35)	–	–
Class B
12/31/2015	11.00	0.22	(1.07)	(0.85)	(0.21)	(0.62)	–
12/31/2014	11.46	0.26	(0.08)	0.18	(0.40)	(0.24)	–
12/31/2013	10.53	0.26	1.16	1.42	(0.41)	(0.08)	–
12/31/2012	9.51	0.25	1.09	1.34	(0.31)	–	(0.01)
12/31/2011	10.57	0.24	(1.03)	(0.79)	(0.27)	–	–
Class C
12/31/2015	11.00	0.23	(1.09)	(0.86)	(0.21)	(0.62)	–
12/31/2014	11.47	0.27	(0.09)	0.18	(0.41)	(0.24)	–
12/31/2013	10.54	0.27	1.16	1.43	(0.42)	(0.08)	–
12/31/2012	9.53	0.26	1.07	1.33	(0.31)	–	(0.01)
12/31/2011	10.59	0.25	(1.03)	(0.78)	(0.28)	–	–
Class F
12/31/2015	12.05	0.35	(1.18)	(0.83)	(0.31)	(0.62)	–
12/31/2014	12.49	0.42	(0.11)	0.31	(0.51)	(0.24)	–
12/31/2013	11.43	0.44	1.22	1.66	(0.52)	(0.08)	–
12/31/2012	10.29	0.36	1.19	1.55	(0.40)	–	(0.01)
12/31/2011	11.41	0.37	(1.12)	(0.75)	(0.37)	–	–
Class I
12/31/2015	12.12	0.39	(1.22)	(0.83)	(0.32)	(0.62)	–
12/31/2014	12.56	0.43	(0.11)	0.32	(0.52)	(0.24)	–
12/31/2013	11.49	0.42	1.26	1.68	(0.53)	(0.08)	–
12/31/2012	10.34	0.39	1.18	1.57	(0.41)	–	(0.01)
12/31/2011	11.47	0.38	(1.13)	(0.75)	(0.38)	–	–
Class R2
12/31/2015	12.27	0.32	(1.23)	(0.91)	(0.25)	(0.62)	–
12/31/2014	12.72	0.37	(0.13)	0.24	(0.45)	(0.24)	–
12/31/2013	11.62	0.33	1.30	1.63	(0.45)	(0.08)	–
12/31/2012	10.46	0.34	1.18	1.52	(0.35)	–	(0.01)
12/31/2011	11.55	0.49	(1.26)	(0.77)	(0.32)	–	–

88	See Notes to Financial Statements.

			Ratios to Average Net Assets:*			Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$(0.91)	$10.28	(7.43)	0.35	0.74	2.90	$160,336	21.63
(0.73)	12.04	2.15	0.34	0.74	3.12	167,387	40.53
(0.58)	12.49	14.66	0.31	0.77	3.20	139,986	23.32
(0.39)	11.42	15.02	0.30	0.80	3.31	110,910	36.34
(0.35)	10.29	(6.89)	0.28	0.84	3.11	108,217	27.66

(0.83)	9.32	(8.13)	1.09	1.48	2.05	2,800	21.63
(0.64)	11.00	1.49	1.08	1.48	2.26	4,533	40.53
(0.49)	11.46	13.70	1.05	1.51	2.32	6,020	23.32
(0.32)	10.53	14.24	1.04	1.54	2.51	6,939	36.34
(0.27)	9.51	(7.56)	0.99	1.55	2.29	8,276	27.66

(0.83)	9.31	(8.18)	1.10	1.49	2.14	42,026	21.63
(0.65)	11.00	1.47	1.08	1.48	2.36	45,990	40.53
(0.50)	11.47	13.76	1.05	1.51	2.45	35,963	23.32
(0.32)	10.54	14.17	1.04	1.53	2.62	29,821	36.34
(0.28)	9.53	(7.48)	0.97	1.53	2.42	26,322	27.66

(0.93)	10.29	(7.28)	0.20	0.59	2.98	8,747	21.63
(0.75)	12.05	2.39	0.19	0.59	3.30	12,885	40.53
(0.60)	12.49	14.73	0.16	0.62	3.60	6,472	23.32
(0.41)	11.43	15.28	0.15	0.65	3.31	2,423	36.34
(0.37)	10.29	(6.72)	0.10	0.66	3.36	3,156	27.66

(0.94)	10.35	(7.23)	0.10	0.48	3.21	10,633	21.63
(0.76)	12.12	2.47	0.09	0.49	3.34	42,754	40.53
(0.61)	12.56	14.85	0.06	0.52	3.44	34,086	23.32
(0.42)	11.49	15.42	0.05	0.55	3.57	22,289	36.34
(0.38)	10.34	(6.69)	0.00	0.57	3.38	14,086	27.66

(0.87)	10.49	(7.75)	0.70	1.09	2.81	364	21.63
(0.69)	12.27	1.86	0.69	1.09	2.88	116	40.53
(0.53)	12.72	14.13	0.66	1.12	2.68	89	23.32
(0.36)	11.62	14.71	0.61	1.11	3.05	107	36.34
(0.32)	10.46	(6.77)	0.34	0.93	4.44	88	27.66

See Notes to Financial Statements.	89

Financial Highlights (concluded)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class R3
12/31/2015	12.11	0.31	(1.20)	(0.89)	(0.26)	(0.62)	–
12/31/2014	12.55	0.37	(0.11)	0.26	(0.46)	(0.24)	–
12/31/2013	11.48	0.36	1.26	1.62	(0.47)	(0.08)	–
12/31/2012	10.34	0.35	1.16	1.51	(0.36)	–	(0.01)
12/31/2011	11.47	0.34	(1.14)	(0.80)	(0.33)	–	–
Class R4
6/30/2015 to 12/31/2015(c)	11.96	0.15	(1.10)	(0.95)	(0.11)	(0.62)	–
Class R5
6/30/2015 to 12/31/2015(c)	12.04	0.17	(1.11)	(0.94)	(0.12)	(0.62)	–
Class R6
6/30/2015 to 12/31/2015(c)	12.04	0.17	(1.11)	(0.94)	(0.13)	(0.62)	–

*	Does not include expenses of the Underlying Funds in which the funds invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on June 30, 2015.
(d)	Not annualized.
(e)	Annualized.

90	See Notes to Financial Statements.

				Ratios to Average Net Assets:*						Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(0.88)	10.34	(7.69)		0.58		0.97		2.66		6,322	21.63
(0.70)	12.11	2.01		0.55		0.95		2.91		6,780	40.53
(0.55)	12.55	14.33		0.53		0.99		2.95		5,785	23.32
(0.37)	11.48	14.81		0.52		1.02		3.17		5,211	36.34
(0.33)	10.34	(7.10)		0.47		1.04		3.03		3,285	27.66

(0.73)	10.28	(8.18	)(d)	0.31	(e)	0.74	(e)	2.79	(e)	9	21.63

(0.74)	10.36	(8.10	)(d)	0.07	(e)	0.49	(e)	3.03	(e)	9	21.63

(0.75)	10.35	(8.09	)(d)	0.09	(e)	0.37	(e)	3.02	(e)	34,823	21.63

See Notes to Financial Statements.	91

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Class A, C, F, I, R2, R3, R4, R5 and R6 shares; Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”), Class A, B, C, F, I, P, R2, R3, R4, R5 and R6 shares; Lord Abbett Emerging Markets Local Bond Fund (“Emerging Markets Local Bond Fund”), Class A, C, F, I, R2, R3, R4, R5 and R6 shares and Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”), Class A, B, C, F, I, P, R2, R3, R4, R5 and R6 shares. Classes R4, R5 and R6 shares commenced on June 30, 2015. The Funds no longer issue Class B shares for purchase. Emerging Markets Currency Fund’s Class P shares were fully redeemed during the fiscal year. As of the date of this report, Multi-Asset Global Opportunity Fund has not issued Class P shares. Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are each non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund, Emerging Markets Local Bond Fund and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Notes to Financial Statements (continued)

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Exchange Traded Funds (“ETF”) actively traded on any recognized exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Notes to Financial Statements (continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal periods ended December 31, 2012 through December 31, 2015. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the

Notes to Financial Statements (continued)

underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (continued)

(m)	Interest Rate Swaps–Each Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

(n)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund entered into credit default swaps based on CMBX indexes, which are comprised of a basket of commercial mortgage-backed securities. Multi-Asset Global Opportunity Fund entered into a centrally cleared credit default swap based on a CDX high yield index, which is comprised of a basket of high yield securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Notes to Financial Statements (continued)

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. There was minimal counterparty credit risk to the Multi-Asset Global Opportunity Fund during the fiscal year ended December 31, 2015, since the credit default swap entered into was traded through a central clearinghouse, which guarantees against default.

(o)	Floating Rate Loans–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Notes to Financial Statements (continued)

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of December 31, 2015, each Fund had no unfunded loan commitments.

(p)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund

Notes to Financial Statements (continued)

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

Emerging Markets Currency Fund

First $1 billion	.50%
Over $1 billion	.45%

Multi-Asset Global Opportunity Fund’s management fee is ..25% of the Fund’s average daily net assets.

For the fiscal year ended December 31, 2015, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective
Management Fee
Emerging Markets Corporate Debt Fund	.04%
Emerging Markets Currency Fund	.50%
Emerging Markets Local Bond Fund	.00%
Multi-Asset Global Opportunity Fund	.10%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund’s average daily net assets. Multi-Asset Global Opportunity Fund does not pay such fee.

For the fiscal year ended December 31, 2015 and continuing through April 30, 2016, Lord Abbett has contractually agreed to waive its fees for Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund and reimburse each Fund’s expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to an annual rate of 0.85% for each class other than R6. For the same period, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 0.79% and 0.80% for Class R6 for Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund, respectively. This agreement may be terminated only upon the approval of the Board.

For the fiscal year ended December 31, 2015 and continuing through April 30, 2016, Lord Abbett has contractually agreed to waive its management fee at the annual rate of .15% for Multi-Asset Global Opportunity Fund. This agreement may be terminated only upon approval of the Board.

Multi-Asset Global Opportunity Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Multi-Asset Global Opportunity Fund in proportion to the average daily value of total Underlying Fund shares owned by Multi-Asset Global Opportunity Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds in Multi-Asset Global Opportunity Fund’s Statement of Operations and Receivables from affiliates on Multi-Asset Global Opportunity Fund’s Statement of Assets and Liabilities.

The Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund, and Emerging Markets Local Bond Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Service Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid

Notes to Financial Statements (continued)

pursuant to the Service Arrangement, if applicable, are included in the Subsidy expense of each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Asset and Liabilities.

As of December 31, 2015, the percentages of Emerging Markets Currency Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Global Opportunity Fund and Lord Abbett Multi-Asset Income Fund were 38.19%, 10.04% and 42.24%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class B(2)	Class C(3)	Class F	Class P(2)	Class R2**	Class R3**	Class R4
Service	.15%	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.
(1)	The Class A 12b-1 fee for Multi-Asset Global Opportunity Fund is .25% (.25% service, .00% distribution) of the Fund’s average daily net assets.
(2)	Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund only.
(3)	Except for Multi-Asset Global Opportunity Fund, each Fund’s Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.

Classes I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2015:

	Distributor	Dealers’
	Commissions	Concessions
Emerging Markets Corporate Debt Fund	$455	$3,104
Emerging Markets Currency Fund	998	5,663
Emerging Markets Local Bond Fund	232	1,124
Multi-Asset Global Opportunity Fund	51,354	344,900

Distributor received the following amount of CDSCs for the fiscal year ended December 31, 2015:

	Class A	Class C
Emerging Markets Corporate Debt Fund	$–	$–
Emerging Markets Currency Fund	192	413
Emerging Markets Local Bond Fund	–	52
Multi-Asset Global Opportunity Fund	9,822	7,426

A Director and certain of the Company’s officers have an interest in Lord Abbett.

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund and declared and paid quarterly for Multi-Asset Global Opportunity Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended December 31, 2015 and 2014 was as follows:

		Emerging Markets		Emerging Markets
		Corporate Debt Fund		Currency Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/2015	12/31/2014	12/31/2015	12/31/2014
Distributions paid from:
Ordinary income	$1,048,314	$885,571	$7,119,723	$12,222,988
Net long-term capital gains	–	11,344	–	–
Return of capital	–	–	7,753,945	–
Total distributions paid	$1,048,314	$896,915	$14,873,668	$12,222,988

		Emerging Markets		Multi-Asset Global
		Local Bond Fund		Opportunity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/2015	12/31/2014	12/31/2015	12/31/2014
Distributions paid from:
Tax-exempt income	$–	$–	$21,272	$49,575
Ordinary income	–	526,898	7,547,772	10,791,652
Net long-term capital gains	–	984	15,235,015	5,011,100
Return of capital	523,251	15,078	–	–
Total distributions paid	$523,251	$542,960	$22,804,059	$15,852,327

As of December 31, 2015, the components of accumulated losses on a tax-basis were as follows:

	Emerging Markets	Emerging Markets
	Corporate Debt Fund	Currency Fund
Undistributed ordinary income – net	$2,606	$–
Total undistributed earnings	2,606	–
Capital loss carryforwards*	(387,152)	(88,940,119)
Temporary differences	(151,180)	(12,981,739)
Unrealized losses – net	(827,507)	(9,796,291)
Total accumulated losses – net	$(1,363,233)	$(111,718,149)

Notes to Financial Statements (continued)

	Emerging Markets	Multi-Asset Global
	Local Bond Fund	Opportunity Fund
Undistributed ordinary income – net	$–	$739,204
Undistributed long-term capital gains – net	–	2,727,269
Total undistributed earnings	–	3,466,473
Capital loss carryforwards*	(159,752)	–
Temporary differences	(183,361)	(208,956)
Unrealized losses – net	(2,406,278)	(43,255,427)
Total accumulated losses – net	$(2,749,391)	$(39,997,910)

*	The capital losses will carryforward indefinitely.

At each Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. The following Funds incurred and will elect to defer late-year losses during fiscal 2015 as follows:

	Late-Year Ordinary	Post-October Capital
Emerging Markets Corporate Debt Fund	$466	$149,861
Emerging Markets Currency Fund	–	11,749,460
Emerging Markets Local Bond Fund	129,242	32,841
Multi-Asset Global Opportunity Fund	162,050	–

As of December 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets	Emerging Markets
	Corporate Debt Fund	Currency Fund
Tax cost	$38,407,142	$477,124,014
Gross unrealized gain	219,932	385,916
Gross unrealized loss	(1,047,400)	(12,824,989)
Net unrealized security loss	$(827,468)	$(12,439,073)

	Emerging Markets	Multi-Asset Global
	Local Bond Fund	Opportunity Fund
Tax cost	$9,367,545	$308,878,668
Gross unrealized gain	–	4,640,678
Gross unrealized loss	(2,393,085)	(48,030,091)
Net unrealized security loss	$(2,393,085)	$(43,389,413)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, amortization of premium and wash sales.

Permanent items identified during the fiscal year ended December 31, 2015 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed
	(Distributions in	Accumulated
	Excess of) Net	Net Realized	Paid-in
	Investment Income	Loss	Capital
Emerging Markets Corporate Debt Fund	$92,671	$(92,671)	$–
Emerging Markets Currency Fund	3,722,649	(3,722,649)	–
Emerging Markets Local Bond Fund	(583,032)	1,034,491	(451,459)
Multi-Asset Global Opportunity Fund	(627,086)	627,086	–

Notes to Financial Statements (continued)

The permanent differences are attributable to the tax treatment of foreign currency transactions, certain securities, net investment losses, premium amortization, certain distributions, and principal paydown gains and losses.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2015 were as follows:

	U.S.	Non-U.S.	U.S.	Non-U.S.
	Government	Government	Government	Government
	Purchases*	Purchases	Sales*	Sales
Emerging Markets Corporate Debt Fund	$–	$58,489,219	$–	$32,964,018
Emerging Markets Currency Fund	45,533,398	308,445,658	17,938,083	202,167,003
Emerging Markets Local Bond Fund	–	5,102,906	–	6,360,488
Multi-Asset Global Opportunity Fund	–	80,821,400	–	61,381,941

*	Includes U.S. Government sponsored enterprises securities.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett Funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the year ended December 31, 2015, Emerging Markets Currency Fund engaged in cross-trade purchases of $441,094 and sales of $13,010,773, which resulted in net realized losses of ($208,261).

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the fiscal year ended December 31, 2015 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Global Opportunity Fund entered into E-Mini S&P 500 Index futures contracts for the fiscal year ended December 31, 2015 (as described in note 2(h)) for investment purposes. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Each Fund entered into U.S. Treasury futures contracts for the fiscal year ended December 31, 2015 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit

Notes to Financial Statements (continued)

risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund entered into credit default swaps on indexes for the fiscal year ended December 31, 2015 (as described in note 2(n)) to economically hedge credit risk. Credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Emerging Markets Currency Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to the Multi-Asset Global Opportunity Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Emerging Markets Currency Fund entered into interest rate swaps for the fiscal year ended December 31, 2015 (as described in note 2(m)) to economically hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. There is minimal counterparty credit risk to the Fund since interest rate swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared interest rate swaps, the clearinghouse guarantees interest rate swaps against default.

As of December 31, 2015, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

Emerging Markets Corporate Debt Fund
		Foreign
	Interest Rate	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	$–	$15,060
Futures Contracts(3)	1,340	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$–	$16,442

	Emerging Markets Currency Fund
		Foreign
	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	$–	$6,234,134	$–
Futures Contracts(3)	286,949	–	–

Liability Derivatives
Credit Default Swaps(4)	$–	$–	$3,985
Forward Foreign Currency Exchange Contracts(2)	–	11,180,001	–
Interest Rate Swaps(5)	1,091	–	–

Notes to Financial Statements (continued)

Emerging Markets Local Bond Fund
		Foreign
	Interest Rate	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)		$24,796
Futures Contracts(3)	$838

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)		$13,110

	Multi-Asset Global Opportunity Fund
	Equity		Foreign
	Index	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts	Contracts
Centrally Cleared Credit Default Swaps(6)	$–	$–	$–	$118,036
Forward Foreign Currency Exchange Contracts(1)	–	–	438,363	–
Futures Contracts(3)	10,026	27,961	–	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)		–	$374,660	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Credit default swap agreement payable, at fair value.
(5)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of interest rate swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(6)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared credit default swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments for the fiscal year ended December 31, 2015, were as follows:

Emerging Markets Corporate Debt Fund
		Foreign
	Interest Rate	Currency
	Contracts	Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$–	$52,196
Futures Contracts	(16,103)	–
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$–	$(10,208)
Futures Contracts	5,020	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$–	$971,888
Futures Contracts(4)	1	–

Notes to Financial Statements (continued)

	Emerging Markets Currency Fund
		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	$–	$–	$7,380
Forward Foreign Currency Exchange Contracts	–	(54,329,083)	–
Futures Contracts	(1,096,254)	–	–
Interest Rate Swaps	(184,469)	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	$–	$–	$14,153
Forward Foreign Currency Exchange Contracts	–	5,680,799	–
Futures Contracts	372,806	–	–
Interest Rate Swaps	46,121	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	$–	$–	$3,300,000
Forward Foreign Currency Exchange Contracts(3)	$–	$662,344,573	$–
Futures Contracts(4)	860	–	–
Interest Rate Swaps(3)	$50,153,846	$–	$–

Emerging Markets Local Bond Fund
		Foreign
	Interest Rate	Currency
	Contracts	Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$–	$(61,319)
Futures Contracts	(1,409)	–
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$–	$4,604
Futures Contracts	838	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$–	$7,731,079
Futures Contracts(4)	3	–

Notes to Financial Statements (continued)

		Multi-Asset Global Opportunity Fund
	Equity Index Contracts	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)(1)
Centrally Cleared Credit Default Swap	$–	$–	$–	$(13,119)
Forward Foreign Currency Exchange Contracts	–	–	1,883,659	–
Futures Contracts	123,321	(105,708)	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Centrally Cleared Credit Default Swap	$–	$–	$–	$118,036
Forward Foreign Currency Exchange Contracts	–	–	(190,618)	–
Futures Contracts	(834)	77,905	–	–
Average Number of Contracts/Notional Amounts*
Centrally Cleared Credit Default Swap(3)	$–	$–	$–	$844,615
Forward Foreign Currency Exchange Contracts(3)	$–	$–	$27,472,450	$–
Futures Contracts(4)	5	50	–	–

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2015.
(1)	Statements of Operations location: Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts, swaps, and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

Notes to Financial Statements (continued)

	Emerging Markets Corporate Debt Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$15,060	$–	$15,060
Repurchase Agreement	1,165,774	–	1,165,774
Total	$1,180,834	$–	$1,180,834

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$1,165,774	$–	$–	$(1,165,774)	$–
Goldman Sachs	9,428	(1,917)	–	–	7,511
Morgan Stanley	5,554	–	–	–	5,554
State Street Bank and Trust	78	–	–	–	78
Total	$1,180,834	$(1,917)	$–	$(1,165,774)	$13,143
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$16,442	$–	$16,442
Total	$16,442	$–	$16,442

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Citibank	$14,525	$–	$–	$–	$14,525
Goldman Sachs	1,917	(1,917)	–	–	–
Total	$16,442	$(1,917)	$–	$–	$14,525

	Emerging Markets Currency Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$6,234,134	$–	$6,234,134
Total	$6,234,134	$–	$6,234,134

Notes to Financial Statements (continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$1,648,271	$(1,648,271)	$–	$–	$–
Barclays Bank plc	244,866	(244,866)	–	–	–
Citibank N.A.	15,026	–	–	–	15,026
Deutsche Bank AG	299,138	(299,138)	–	–	–
Goldman Sachs	208,643	(208,643)	–	–	–
J.P. Morgan Chase	3,262,449	(3,262,449)	–	–	–
Morgan Stanley	353,655	(353,655)	–	–	–
State Street Bank and Trust	193,704	(70,959)	(10,000)	–	112,745
UBS AG	8,382	(8,382)	–	–	–
Total	$6,234,134	$(6,096,363)	$(10,000)	$–	$127,771

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swaps	$3,985	$–	$3,985
Forward Foreign Currency Exchange Contracts	11,180,001	–	11,180,001
Total	$11,183,986	$–	$11,183,986

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$2,891,890	$(1,648,271)	$(1,243,619)	$–	$–
Barclays Bank plc	758,981	(244,866)	(360,000)	–	154,115
Credit Suisse	3,175	–	–	–	3,175
Deutsche Bank AG	2,056,744	(299,138)	(1,350,000)	–	407,606
Goldman Sachs	397,417	(208,643)	–	–	188,774
J.P. Morgan Chase	3,425,795	(3,262,449)	(163,346)	–	–
Morgan Stanley	1,549,653	(353,655)	(300,000)	–	895,998
Standard Chartered Bank	19,416	–	–	–	19,416
State Street Bank and Trust	70,959	(70,959)	–	–	–
UBS AG	9,956	(8,382)	–	–	1,574
Total	$11,183,986	$(6,096,363)	$(3,416,965)	$–	$1,670,658

	Emerging Markets Local Bond Fund

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$24,796	$–	$24,796
Total	$24,796	$–	$24,796

Notes to Financial Statements (continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$2,019	$(2,019)	$–	$–	$–
Citibank	739	(315)	–	–	424
Goldman Sachs	90	–	–	–	90
Morgan Stanley	6,995	(1,553)	–	–	5,442
Standard Chartered Bank	3,143	(1,715)	–	–	1,428
State Street Bank and Trust	4,230	(3,416)	–	–	814
UBS AG	7,580	–	–	–	7,580
Total	$24,796	$(9,018)	$–	$–	$15,778

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$13,110	$–	$13,110
Total	$13,110	$–	$13,110

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$6,111	$(2,019)	$–	$–	$4,092
Citibank	315	(315)	–	–	–
Morgan Stanley	1,553	(1,553)	–	–	–
Standard Chartered Bank	1,715	(1,715)	–	–	–
State Street Bank and Trust	3,416	(3,416)	–	–	–
Total	$13,110	$(9,018)	$–	$–	$4,092

	Multi-Asset Global Opportunity Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$438,363	$–	$438,363
Total	$438,363	$–	$438,363

Notes to Financial Statements (continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$58,025	$(58,025)	$–	$–	$–
Citibank	2,062	–	–	–	2,062
Morgan Stanley	151,941	(18,936)	–	–	133,005
Standard Chartered Bank	214,000	(32,662)	–	–	181,338
State Street Bank and Trust	12,335	(12,335)	–	–	–
Total	$438,363	$(121,958)	$–	$–	$316,405

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$374,660	$–	$374,660
Total	$374,660	$–	$374,660

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$120,561	$(58,025)	$–	$–	$62,536
Morgan Stanley	18,936	(18,936)	–	–	–
Standard Chartered Bank	32,662	(32,662)	–	–	–
State Street Bank and Trust	202,501	(12,335)	(190,166)	–	–
Total	$374,660	$(121,958)	$(190,166)	$–	$62,536

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of December 31, 2015.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of December 31, 2015.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

Effective August 31, 2015, the Funds, other than Multi-Asset Global Opportunity Fund, and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

Prior to August 31, 2015, the Funds, other than Multi-Asset Global Opportunity Fund, and certain other funds managed by Lord Abbett participated in a $500 million unsecured revolving credit facility with SSB (the “SSB Facility”).

During the fiscal year ended December 31, 2015, the Funds did not utilize the Facility or the SSB Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the fiscal year ended December 31, 2015:

Multi-Asset Global Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 12/31/2014	Gross Additions	Gross Sales	Balance of Shares Held at 12/31/2015	Fair Value at 12/31/2015	Net Realized Gain/(Loss) 1/1/2015 to 12/31/2015	Dividend Income 1/1/2015 to 12/31/2015
Lord Abbett Affiliated Fund, Inc. – Class I	201,757	13,586	(215,343)	–	$–	$(23,405)	$–
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	101	–	(101)	–	–	(29)	–
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	1,641,685	276,779	(188,798)	1,729,666	31,773,957	3,141,967 (a)	509,316
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	7,591,673	2,645,126	(800,066)	9,436,733	48,032,969	(1,023,877)	1,449,125

Notes to Financial Statements (continued)

Affiliated Issuer	Balance of Shares Held at 12/31/2014	Gross Additions	Gross Sales	Balance of Shares Held at 12/31/2015	Fair Value at 12/31/2015	Net Realized Gain/(Loss) 1/1/2015 to 12/31/2015	Dividend Income 1/1/2015 to 12/31/2015
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	$242,925	11,999	(254,924)	–	$–	$(68,254)	$–
Lord Abbett Investment Trust – High Yield Fund – Class I	7,076,807	1,025,300	(1,769,923)	6,332,184	43,818,714	(490,641)	2,845,391
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	13,131,186	3,639,180	(718,156)	16,052,209	109,155,022	(919,115)	4,030,032
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	1,367,113	238,774	(418,532)	1,187,355	29,161,443	4,479,619	310,639
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	–	3,294,475	(3,236,527)	57,948	249,756	(75,424)	77,707
Total					$262,191,861	$5,020,839	$9,222,210

(a)	Includes $2,251,880 of distributed capital gains.

13.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are non-diversified, which means that they each may invest a greater portion of their assets in a single issuer than a diversified fund. Thus, they may be exposed to greater risk.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the

Notes to Financial Statements (continued)

contractual terms in the agreements. Credit default swaps are subject to the risk and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Each Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds.

The mortgage-related securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

Foreign currency exchange rates may fluctuate significantly over short periods of time. Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Each of Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund may have limited recourse in such instances.

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no

Notes to Financial Statements (continued)

assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

The value of Multi-Asset Global Opportunity Fund’s investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Corporate Debt Fund	Year Ended December 31, 2015		Year Ended December 31, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	569,542	$8,508,814	106,068	$1,629,360
Reinvestment of distributions	29,953	444,013	30,526	464,178
Shares reacquired	(95,739)	(1,410,778)	(5,480)	(85,155)
Increase	503,756	$7,542,049	131,114	$2,008,383

Class C Shares
Shares sold	19,958	$297,313	24,534	$385,071
Reinvestment of distributions	1,511	22,472	1,356	20,421
Shares reacquired	(13,148)	(193,561)	(697)	(10,560)
Increase	8,321	$126,224	25,193	$394,932

Class F Shares
Shares sold	1,029,041	$15,143,533	4,128	$64,700
Reinvestment of distributions	8,499	124,512	690	10,467
Shares reacquired	(176,963)	(2,587,182)	(70)	(1,043)
Increase	860,577	$12,680,863	4,748	$74,124

Class I Shares
Shares sold	488,751	$7,424,082	–	$–
Reinvestment of distributions	27,429	406,863	25,101	382,031
Shares reacquired	(126,077)	(1,856,737)	–	–
Increase	390,103	$5,974,208	25,101	$382,031

Class R2 Shares
Shares sold	–	$–	607	$9,500
Reinvestment of distributions	346	5,149	523	7,958
Shares reacquired	–	–	(607)	(9,500)
Increase	346	$5,149	523	$7,958

Class R3 Shares
Reinvestment of distributions	346	$5,150	523	$7,958
Increase	346	$5,150	523	$7,958

Notes to Financial Statements (continued)

Emerging Markets Corporate Debt Fund	Year Ended December 31, 2015		Year Ended December 31, 2014
Class R4 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	668	$10,000	–	$–
Reinvestment of distributions	15	218	–	–
Increase	683	$10,218	–	$–

Class R5 Shares(a)
Shares sold	668	$10,000	–	$–
Reinvestment of distributions	16	231	–	–
Increase	684	$10,231	–	$–

Class R6 Shares(a)
Shares sold	668	$10,000	–	$–
Reinvestment of distributions	16	234	–	–
Increase	684	$10,234	–	$–

Emerging Markets Currency Fund	Year Ended December 31, 2015		Year Ended December 31, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	323,326	$1,756,595	1,172,696	$7,239,988
Converted from Class B*	12,569	69,327	16,240	100,253
Reinvestment of distributions	121,039	653,791	153,276	943,703
Shares reacquired	(1,746,230)	(9,449,584)	(3,710,143)	(22,888,787)
Decrease	(1,289,296)	$(6,969,871)	(2,367,931)	$(14,604,843)

Class B Shares
Shares sold	195	$1,029	300	$1,892
Reinvestment of distributions	917	4,991	1,279	7,901
Shares reacquired	(14,440)	(76,748)	(35,643)	(222,425)
Converted to Class A*	(12,508)	(69,327)	(16,164)	(100,253)
Decrease	(25,836)	$(140,055)	(50,228)	$(312,885)

Class C Shares
Shares sold	56,227	$307,122	89,528	$558,072
Reinvestment of distributions	19,797	107,601	27,511	170,212
Shares reacquired	(661,916)	(3,639,417)	(1,210,934)	(7,459,292)
Decrease	(585,892)	$(3,224,694)	(1,093,895)	$(6,731,008)

Class F Shares
Shares sold	578,216	$3,165,976	2,203,018	$13,658,777
Reinvestment of distributions	68,922	374,016	101,528	623,567
Shares reacquired	(2,537,902)	(13,803,302)	(4,353,099)	(26,544,393)
Decrease	(1,890,764)	$(10,263,310)	(2,048,553)	$(12,262,049)

Class I Shares
Shares sold	40,612,981	$226,848,807	42,792,639	$262,847,760
Reinvestment of distributions	2,533,796	13,567,438	1,642,045	10,108,253
Shares reacquired	(11,412,576)	(59,312,827)	(36,533,194)	(224,615,108)
Increase	31,734,201	$181,103,418	7,901,490	$48,340,905

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Emerging Markets Currency Fund	December 31, 2015		December 31, 2014
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	1	$3	4	$26
Reinvestment of distributions	8	45	21	130
Shares reacquired	(561)	(2,905)	(733)	(4,603)
Decrease	(552)	$(2,857)	(708)	$(4,447)

Class R2 Shares
Shares sold	7,072	$37,976	7,695	$47,236
Reinvestment of distributions	84	456	65	402
Shares reacquired	(6,384)	(35,180)	(28,275)	(178,330)
Increase (decrease)	772	$3,252	(20,515)	$(130,692)

Class R3 Shares
Shares sold	34,940	$189,009	32,901	$202,804
Reinvestment of distributions	1,989	10,720	1,845	11,301
Shares reacquired	(72,085)	(385,092)	(22,840)	(140,335)
Increase (decrease)	(35,156)	$(185,363)	11,906	$73,770

Class R4 Shares(a)
Shares sold	1,808	$10,000	–	$–
Reinvestment of distributions	26	135	–	–
Increase	1,834	$10,135	–	$–

Class R5 Shares(a)
Shares sold	1,812	$10,000	–	$–
Reinvestment of distributions	28	147	–	–
Increase	1,840	$10,147	–	$–

Class R6 Shares(a)
Shares sold	1,812	$10,000	–	$–
Reinvestment of distributions	29	152	–	–
Increase	1,841	$10,152	–	$–

Emerging Markets Local Bond Fund	Year Ended December 31, 2015		Year Ended December 31, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	40,499	$478,683	446,078	$6,149,171
Reinvestment of distributions	31,797	356,143	25,985	363,212
Shares reacquired	(221,177)	(2,650,660)	(154,025)	(2,149,045)
Increase (decrease)	(148,881)	$(1,815,834)	318,038	$4,363,338

Class C Shares
Shares sold	16,533	$193,322	21,096	$299,046
Reinvestment of distributions	1,371	15,165	832	11,657
Shares reacquired	(10,384)	(109,449)	(6,196)	(85,511)
Increase	7,520	$99,038	15,732	$225,192

Notes to Financial Statements (continued)

Emerging Markets Local Bond Fund	Year Ended December 31, 2015		Year Ended December 31, 2014
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	5	$60	5,618	$79,309
Reinvestment of distributions	817	9,178	576	8,009
Shares reacquired	(2,081)	(24,309)	(48)	(662)
Increase (decrease)	(1,259)	$(15,071)	6,146	$86,656

Class I Shares
Reinvestment of distributions	10,818	$121,076	10,131	$142,153
Increase	10,818	$121,076	10,131	$142,153

Class R2 Shares
Reinvestment of distributions	469	$5,249	439	$6,160
Increase	469	$5,249	439	$6,160

Class R3 Shares
Reinvestment of distributions	469	$5,251	439	$6,163
Increase	469	$5,251	439	$6,163

Class R4 Shares(a)
Shares sold	867	$10,000	–	$–
Reinvestment of distributions	27	275	–	–
Increase	894	$10,275	–	$–

Class R5 Shares(a)
Shares sold	867	$10,000	–	$–
Reinvestment of distributions	28	287	–	–
Increase	895	$10,287	–	$–

Class R6 Shares(a)
Shares sold	867	$10,000	–	$–
Reinvestment of distributions	28	289	–	–
Increase	895	$10,289	–	$–

Multi-Asset Global Opportunity Fund	Year Ended December 31, 2015		Year Ended December 31, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,263,454	$49,309,490	4,477,606	$57,044,988
Converted from Class B*	62,334	729,493	64,046	810,678
Reinvestment of distributions	1,184,695	13,110,946	748,762	9,296,409
Shares reacquired	(3,813,481)	(43,382,262)	(2,602,686)	(32,883,927)
Increase	1,697,002	$19,767,667	2,687,728	$34,268,148

Class B Shares
Shares sold	16,526	$178,696	41,858	$483,456
Reinvestment of distributions	26,789	270,520	23,047	261,729
Shares reacquired	(86,495)	(888,995)	(107,991)	(1,249,031)
Converted to Class A*	(68,472)	(729,493)	(69,950)	(810,678)
Decrease	(111,652)	$(1,169,272)	(113,036)	$(1,314,524)

Notes to Financial Statements (concluded)

Multi-Asset Global Opportunity Fund	Year Ended December 31, 2015		Year Ended December 31, 2014
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	1,414,180	$14,911,064	1,588,740	$18,540,172
Reinvestment of distributions	334,231	3,357,652	195,446	2,214,545
Shares reacquired	(1,417,141)	(14,640,774)	(738,085)	(8,550,699)
Increase	331,270	$3,627,942	1,046,101	$12,204,018

Class F Shares
Shares sold	532,287	$6,345,814	924,754	$11,890,241
Reinvestment of distributions	70,935	792,597	45,837	566,380
Shares reacquired	(822,268)	(9,413,791)	(419,330)	(5,267,649)
Increase (decrease)	(219,046)	$(2,275,380)	551,261	$7,188,972

Class I Shares
Shares sold	180,415	$2,177,760	660,134	$8,682,203
Reinvestment of distributions	95,146	1,103,026	170,033	2,122,250
Shares reacquired	(2,775,791)	(33,492,460)	(16,348)	(205,489)
Increase (decrease)	(2,500,230)	$(30,211,674)	813,819	$10,598,964

Class R2 Shares
Shares sold	31,990	$361,085	2,395	$31,089
Reinvestment of distributions	1,514	16,698	469	5,927
Shares reacquired	(8,204)	(89,557)	(436)	(5,526)
Increase	25,300	$288,226	2,428	$31,490

Class R3 Shares
Shares sold	137,417	$1,607,603	167,642	$2,130,252
Reinvestment of distributions	46,733	520,576	28,904	360,452
Shares reacquired	(132,775)	(1,526,238)	(97,545)	(1,241,142)
Increase	51,375	$601,941	99,001	$1,249,562

Class R4 Shares(a)
Shares sold	836	$10,000	–	$–
Reinvestment of distributions	57	619	–	–
Increase	893	$10,619	–	$–

Class R5 Shares(a)
Shares sold	830.57	$10,000	–	$–
Reinvestment of distributions	57.38	627	–	–
Increase	887.95	$10,627	–	$–

Class R6 Shares(a)
Shares sold	3,145,367	$37,996,000	–	$–
Reinvestment of distributions	217,599	2,377,506	–	–
Increase	3,362,966	$40,373,506	–	$–

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on June 30, 2015.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Lord Abbett Global Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Global Fund, Inc. comprising the Lord Abbett Emerging Markets Corporate Debt Fund, Lord Abbett Emerging Markets Currency Fund, Lord Abbett Emerging Markets Local Bond Fund, and Lord Abbett Multi-Asset Global Opportunity Fund (collectively, the “Funds”), as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Lord Abbett Global Fund, Inc. as of December 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
February 26, 2016

Supplemental Proxy Information (unaudited)

A joint special meeting of shareholders of Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund was held on November 5, 2015. The joint special meeting was held for shareholders of each Fund to vote on the following matters:

1.	To amend the Fund’s fundamental restrictions related to borrowing and lending to enable the Fund to participate in an interfund lending program; and

2.	To ratify the selection of Deloitte & Touche LLP as independent registered public accounting firm for the Fund’s current fiscal year.

The results of the proxy solicitation on the preceding matter were as follows:

1.	To approve the amendment to the fundamental investment restrictions of the Fund as described in the proxy statement:

(a)	Amend the fundamental investment restriction with respect to Borrowing

	Votes For	Votes Against	Abstain	Broker Non-Votes
Emerging Markets Currency Fund	93,592,300	1,626,522	2,122,814	1,499,835
Multi-Asset Global Opportunity Fund	10,517,489	375,679	500,206	2,192,043

1.	To approve the amendment to the fundamental investment restrictions of the Fund as described in the proxy statement:

(b)	Amend the fundamental investment restriction with respect to Lending

	Votes For	Votes Against	Abstain	Broker Non-Votes
Emerging Markets Currency Fund	93,604,197	1,614,626	2,122,813	1,499,835
Multi-Asset Global Opportunity Fund	10,501,546	388,215	503,613	2,192,043

2.	To ratify the selection of Deloitte & Touche LLP as the Fund’s independent registered public accounting firm for the Fund’s current fiscal year

	Votes For	Votes Against	Abstain	Broker Non-Votes
Emerging Markets Currency Fund	95,994,644	344,702	2,502,125	–
Multi-Asset Global Opportunity Fund	12,956,292	140,775	488,350	–

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of December 31, 2015, Multi-Asset Global Opportunity Fund’s investments in the Underlying Funds were allocated as follows:

Underlying Fund Name	% of Investments in Underlying Funds
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	12.12%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	18.32%
Lord Abbett Investment Trust – High Yield Fund – Class I	16.71%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	41.63%
Lord Abbett Mid Cap Stock Fund – Class I	11.12%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	0.10%

The Ten Largest Holdings and the Holdings by Sector, as of December 31, 2015, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Invesco Ltd.	2.32%
Fifth Third Bancorp	2.27%
M&T Bank Corp.	2.19%
XL Group plc	2.18%
Whirlpool Corp.	2.09%
Everest Re Group Ltd.	1.76%
SCANA Corp.	1.76%
Mallinckrodt plc	1.74%
Stanley Black & Decker, Inc.	1.71%
Fidelity National Information Services, Inc.	1.67%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.85%
Consumer Staples	3.83%
Energy	7.32%
Financials	34.84%
Health Care	6.54%
Industrials	10.02%
Information Technology	10.22%
Materials	5.68%
Telecommunication Services	1.08%
Utilities	11.39%
Repurchase Agreement	0.23%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.625%, 11/30/2020	1.32%
Teva Pharmaceutical Finance Co. BV, 2.40%, 11/10/2016	1.19%
Citigroup Commercial Mortgage Trust 2015-SSHP C, 2.431%, 9/15/2017	1.08%
Cox Communications, Inc., 5.875%, 12/1/2016	1.00%
LB-UBS Commercial Mortgage Trust 2006-C6 AM, 5.413%, 9/15/2039	0.97%
Citigroup Commercial Mortgage Trust 2015-SSHP B, 1.981%, 9/15/2017	0.96%
Hewlett-Packard Enterprise Co., 2.059%, 10/5/2017	0.86%
Federal National Mortgage Assoc., 3.484%, 11/1/2040	0.81%
U.S. Treasury Note, 0.875%, 10/15/2017	0.79%
Zoetis, Inc., 1.15%, 2/1/2016	0.78%

Holdings by Sector*	% of Investments
Asset Backed	14.68%
Automotive	1.29%
Banking	3.97%
Basic Industry	2.66%
Capital Goods	1.63%
Consumer Goods	1.71%
Energy	9.44%
Financial Services	2.95%
Foreign Government	0.03%
Health Care	4.81%
Insurance	1.10%
Leisure	2.57%
Media	3.47%
Mortgage Backed	32.82%
Municipal	0.49%
Real Estate	3.50%
Retail	0.12%
Services	0.56%
Technology & Electronics	3.23%
Telecommunications	1.19%
Transportation	2.08%
U.S. Government	3.10%
Utilities	2.60%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Neptune Finco Corp., 10.875%, 10/15/2025	1.54%
T-Mobile USA, Inc., 6.836%, 4/28/2023	0.76%
WhiteWave Foods Co. (The), 5.375%, 10/1/2022	0.72%
DISH DBS Corp., 5.875%, 7/15/2022	0.72%
Frontier Communications Corp., 11.00%, 9/15/2025	0.72%
AMC Networks, Inc., 4.75%, 12/15/2022	0.68%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/2021	0.64%
Frontier Communications Corp., 10.50%, 9/15/2022	0.62%
Tenet Healthcare Corp., 6.75%, 6/15/2023	0.60%
L Brands, Inc., 6.875%, 11/1/2035	0.59%

Holdings by Sector*	% of Investments
Automotive	2.25%
Banking	3.22%
Basic Industry	10.00%
Capital Goods	5.88%
Consumer Goods	6.52%
Energy	10.46%
Financial Services	3.51%
Foreign Government	0.61%
Health Care	7.21%
Insurance	0.71%
Leisure	7.50%
Media	11.01%
Real Estate	0.66%
Retail	7.09%
Services	3.42%
Technology & Electronics	5.79%
Telecommunications	7.87%
Transportation	2.50%
Utilities	1.80%
Repurchase Agreement	1.99%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
National Grid plc	2.70%
Imperial Tobacco Group plc	2.53%
Snam SpA	2.36%
National Australia Bank Ltd.	2.16%
Berkeley Group Holdings plc	2.04%
ITV plc	2.01%
HSBC Holdings plc	2.00%
Enagas SA	1.99%
SSE plc	1.90%
Bezeq The Israeli Telecommunication Corp., Ltd.	1.72%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	11.74%
Consumer Staples	7.47%
Energy	8.58%
Financials	27.37%
Health Care	6.27%
Industrials	9.35%
Information Technology	3.01%
Materials	1.53%
Telecommunication Services	13.70%
Utilities	10.85%
Repurchase Agreement	0.13%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
XL Group plc	2.56%
PPL Corp.	2.37%
M&T Bank Corp.	2.24%
Edison International	2.21%
Hartford Financial Services Group, Inc. (The)	2.17%
UDR, Inc.	1.94%
Harris Corp.	1.90%
Fidelity National Information Services, Inc.	1.85%
Portland General Electric Co.	1.82%
Citizens Financial Group, Inc.	1.74%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.03%
Consumer Staples	2.67%
Energy	8.41%
Financials	35.20%
Health Care	7.46%
Industrials	7.92%
Information Technology	12.39%
Materials	3.97%
Utilities	10.70%
Repurchase Agreement	1.25%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.875%, 10/15/2017	1.40%
U.S. Treasury Note, 1.00%, 9/30/2016	0.87%
Air Lease Corp., 5.625%, 4/1/2017	0.81%
HBOS plc, 6.75%, 5/21/2018	0.75%
U.S. Treasury Note, 0.875%, 9/15/2016	0.75%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2047	0.66%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.808%, 6/15/2028	0.65%
Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/2020	0.64%
Forest Laboratories, Inc., 4.375%, 2/1/2019	0.60%
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A, 2.952%, 11/14/2027	0.58%

Holdings by Sector*	% of Investments
Auto	2.54%
Basic Industry	0.67%
Capital Goods	0.94%
Consumer Cyclicals	1.43%
Consumer Discretionary	1.26%
Consumer Services	2.34%
Consumer Staples	1.55%
Energy	7.23%
Financial Services	55.84%
Foreign Government	0.15%
Health Care	5.65%
Integrated Oils	0.77%
Materials and Processing	2.18%
Municipal	0.75%
Producer Durables	0.97%
Technology	2.79%
Telecommunications	1.60%
Transportation	0.89%
U.S. Government	7.94%
Utilities	1.88%
Repurchase Agreement	0.63%
Total	100.00%

*	A sector may comprise several industries

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is each Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Director

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Company as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 58 portfolios or series.

Current Position and
Name, Address and	Length of Service	Principal Occupation and Other Directorships
Year of Birth	with the Company	During the Past Five Years

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett, joined Lord Abbett in 1990. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 58 portfolios or series.

Current Position and
Name, Address and	Length of Service	Principal Occupation and Other Directorships
Year of Birth	with the Company	During the Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994; Chairman since 2013

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998–2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009–2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991–2009). Other Directorships: None.

Basic Information About Management (continued)

Current Position and
Name, Address and	Length of Service	Principal Occupation and Other Directorships
Year of Birth	with the Company	During the Past Five Years

Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014	Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001–2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999–2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004–2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000	Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012	Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009–2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978–2009); and Officer and Director of Trinsum Group, a holding company (2007–2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2001	Partner and Chief Investment Officer, joined Lord Abbett in 1997.

Jerald M. Lanzotti (1967)	Executive Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 1996.

Robert A. Lee (1969)	Executive Vice President	Elected in 2013	Partner and Deputy Chief Investment Officer, joined Lord Abbett in 1997.

Giulio Martini (1955)	Executive Vice President	Elected in 2015	Director of Strategic Asset Allocation, joined Lord Abbett in 2015 and was formerly Global Investment Strategist at Anderson Global Macro LLC (2012–2015) and Chief Investment Officer of Currency Strategies at AllianceBernstein (1985–2012).

Leah G. Traub (1979)	Executive Vice President	Elected in 2009	Partner and Portfolio Manager, joined Lord Abbett in 2007.

John W. Ashbrook (1964)	Vice President and Assistant Secretary	Elected in 2014	Assistant General Counsel, joined Lord Abbett in 2008.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Deputy General Counsel, joined Lord Abbett in 2006.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003–2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Andrew H. O’Brien (1973)	Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 1998.

David B. Ritt (1976)	Vice President	Elected in 2009	Portfolio Manager, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

Approval of Advisory Contract

The Board of Directors of the Company, including all of the Directors who are not interested persons of the Company or of Lord Abbett (the “Independent Board Members”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Board Members also discussed the materials described above with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2015. As to Emerging Markets Corporate Debt Fund, the Board observed that the Fund’s investment performance was well above the median of the performance peer group for the one-year period. As to Emerging Markets Currency Fund, the Board observed that the Fund’s investment performance was well below the median of the performance peer group for the one-year and ten-

Approval of Advisory Contract (continued)

year periods and below the median of the performance peer group for the three-year and five-year periods. As to Multi-Asset Global Opportunity Fund, the Board observed that the Fund’s investment performance was well below the median of the performance peer group for the one-year, three-year, and five-year periods and below the median of the performance peer group for the ten-year period. As to Emerging Markets Local Bond Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund, Emerging Markets Local Bond Fund, and Multi-Asset Global Opportunity Fund, the Board observed that the overall expense level was well below the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services

Approval of Advisory Contract (concluded)

other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

58% of the ordinary income distributions paid by Multi-Asset Global Opportunity Fund during the year is qualified dividend income.

For corporate shareholders, 10% of the ordinary income distributions paid by Multi-Asset Global Opportunity Fund qualified for the dividends received deduction.

Multi-Asset Global Opportunity Fund intends to pass through foreign source income of $4,036,848 and foreign taxes of $467,675.

0.30% of the net investment income distributions paid by Multi-Asset Global Opportunity Fund during the fiscal year ended December 31, 2015 is tax-exempt dividend income.

Additionally, of the distributions paid to shareholders during the fiscal year ended December 31, 2015, the following amounts represent capital gains:

Fund Name	Short-Term Capital Gains	Long-Term Capital Gains
Emerging Markets Corporate Debt Fund	$2,050	$–
Multi-Asset Global Opportunity Fund	515,852	15,235,015

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name

Emerging Markets Corporate Debt Fund	100%
Emerging Markets Currency Fund	100%

Lord Abbett Global Fund, Inc.
This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Emerging Markets Corporate Debt Fund Lord Abbett Emerging Markets Currency Fund Lord Abbett Emerging Markets Local Bond Fund Lord Abbett Multi-Asset Global Opportunity Fund	LAGF-2 (02/16)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2015 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow and Robert B. Calhoun, Jr. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2015 and 2014 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2015	2014
Audit Fees {a}	$188,200	$181,800
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	188,200	181,800

Tax Fees {b}	41,575	40,007
All Other Fees	- 0 -	- 0 -

Total Fees	$229,775	$221,807

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2015 and 2014 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2015 and 2014 were:

	Fiscal year ended:
	2015	2014
All Other Fees {a}	$285,031	$185,734

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2015 and 2014 were:

	Fiscal year ended:
	2015	2014
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive

Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 26, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 26, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2016